Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 02, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MYOS Corp
Entity Central Index Key	0001402479
Amendment Flag	false
Document Type	S-1
Document Period End Date	Jun 30, 2012
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		108,671,307

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 571,840	$ 61,266
Accounts receivable	2,387	17,557
Inventories	436,580	526,284
Deferred financing cost		49,451
Prepaid expenses and other current assets	58,498	140,336
Total current assets	1,069,305	794,894
Fixed assets, net of accumulated depreciation of $276	4,340	2,748
Intellectual property	2,000,000	2,000,000
Security deposits		10,000
Total assets	3,073,645	2,807,642
Current liabilities
Accounts payable and accrued expenses	75,641	411,665	535
Note payable - stockholder	65,000
Note payable for acquisition of intellectual property		350,000
Convertible notes payable		400,000
Accrued interest	701	18,400
Accounts payable and accrued expenses - related parties	45,911	132,934	45,911
Loans payable		60,000
Notes payable - directors		80,000
Note payable	7,500	7,500	7,500
Total current liabilities	194,753	1,460,499	53,946
Derivatives liability	375,741	872,659
Total liabilities	570,494	2,333,158	53,946
Stockholders' equity (deficit)
Preferred stock, $.001 par value; 25,000,000 shares authorized; no shares issued and outstanding
Common stock, $.001 par value, 300,000,000 shares authorized; 66,813,997 shares issued and outstanding at December 31, 2011, 49,000,000 shares issued and outstanding at December 31, 2010	87,566	66,814	49,000
Additional paid-in capital	10,230,539	6,138,916	31,000
Deficit accumulated during development stage	(7,814,954)	(5,731,246)	(133,946)
Total stockholders' equity (deficit)	2,503,151	474,484	(53,946)
Total liabilities and stockholders' equity (deficit)	$ 3,073,645	$ 2,807,642

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Accumulated depreciation related to fixed assets	$ 729	$ 276
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued
Preferred stock,. shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	87,566,307	66,813,997	49,000,000
Common stock, shares outstanding	87,566,307	66,813,997	49,000,000

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Income Statement [Abstract]
Revenue	$ 343,889		$ 368,429		$ 99,475		$ 99,475	$ 467,904
Cost of sales	292,851		301,407		49,932		49,932	351,339
Gross profit	51,038		67,022		49,543		49,543	116,565
General and administrative expenses	593,998	613,121	1,033,007	2,324,387	4,645,763	28,795	4,791,979	5,824,986
Loss from operations	(542,960)	(613,121)	(965,985)	(2,324,387)	(4,596,220)	(28,795)	(4,742,436)	(5,708,421)
OTHER INCOME (EXPENSE)
Interest expense	(778,761)	(5,677)	(802,508)	(7,936)	(24,971)	(230)	(25,201)	(827,709)
Value of warrants in excess of the amount of additional paid-in capital received in the related private placement of restricted common stock				(2,373,248)	(2,405,303)		(2,405,303)	(2,405,303)
Decrease in fair value of warrants	(227,685)	(1,448,481)	(245,764)	(942,335)	4,101,743		4,101,743	3,855,979
Impairment charge - intellectual property					(2,662,000)		(2,662,000)	(2,662,000)
Amortization of deferred financing costs	(35,451)	(482,335)	(69,451)		(10,549)		(10,549)	(80,000)
Gain on forgiveness of debt						12,500	12,500	12,500
Total Other Income (Expense)	(1,041,897)	(1,936,493)	(1,117,723)	(3,323,519)	(1,001,080)	12,270	(988,810)	(2,106,533)
Net loss	$ (1,584,857)	$ (2,549,614)	$ (2,083,708)	$ (5,647,906)	$ (5,597,300)	$ (16,525)	$ (5,731,246)	$ (7,814,954)
Weighted average number of common shares outstanding, basic and diluted	79,944,399	61,317,314	75,720,132	57,407,505	61,673,449	49,000,000
Basic and diluted net loss per share attributable to common stockholders	$ (0.02)	$ (0.04)	$ (0.03)	$ (0.1)	$ (0.09)	$ 0

Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional paid-in capital	Deficit accumulated during developmental stage
Beginning Balance at Apr. 10, 2007
Beginning Balance, (Shares) at Apr. 10, 2007
Common stock issued for cash at $0.0002 per share	5,000	28,000	(23,000)
Common stock issued for cash at $0.0002 per share, (Shares)		28,000,000
Common stock issued for cash at $0.004 per share	75,000	21,000	54,000
Common stock issued for cash at $0.004 per share, (Shares)		21,000,000
Net loss	(60,185)			(60,185)
Balance at Dec. 31, 2007	19,815	49,000	31,000	(60,185)
Balance, (Shares) at Dec. 31, 2007		49,000,000
Beginning Balance at Dec. 31, 2008	1,887	49,000	31,000	(78,113)
Beginning Balance, (Shares) at Dec. 31, 2008		49,000,000
Net loss	(39,308)			(39,308)
Balance at Dec. 31, 2009	(37,421)	49,000	31,000	(117,421)
Balance, (Shares) at Dec. 31, 2009		49,000,000
Beginning Balance at Dec. 31, 2007	19,815			(60,185)
Net loss	(17,928)			(17,928)
Balance at Dec. 31, 2008	1,887	49,000	31,000	(78,113)
Balance, (Shares) at Dec. 31, 2008		49,000,000
Beginning Balance at Dec. 31, 2009	(37,421)	49,000	31,000	(117,421)
Beginning Balance, (Shares) at Dec. 31, 2009		49,000,000
Net loss	(16,525)			(16,525)
Balance at Dec. 31, 2010	(53,946)	49,000	31,000	(133,946)
Beginning Balance, (Shares) at Dec. 31, 2010		49,000,000
Issuance of 7,024,000 shares of Common Stock to Peak Wellness, Inc. as part of the purchase price of intellectual property	3,512,000	7,024	3,504,976
Issuance of 7,024,000 shares of Common Stock to Peak Wellness, Inc. as part of the purchase price of intellectual property, (Shares)		7,024,000
Fair value of shares transferred from existing stockholder to the CEO in connection with employment agreement	1,500,000		1,500,000
Proceeds from private placements of restricted common stock	2,480,500	8,335	2,472,165
Proceeds from private placements of restricted common stock, (Shares)		8,334,997
Offering costs	(45,000)		(45,000)
Fair value of warrants issued to private placement investors	(2,432,365)		(2,432,365)
Shares issued for services	690,193	2,055	688,138
Shares issued for services, (Shares)		2,055,000
Annual vesting of options and shares issued to officers, directors and advisory board members	360,402		360,402
Shares issued in connection with debt	60,000	400	59,600
Shares issued in connection with debt, (Shares)		400,000
Net loss	(5,597,300)			(5,597,300)
Balance at Dec. 31, 2011	474,484	66,814	6,138,916	(5,731,246)
Balance, (Shares) at Dec. 31, 2011		66,813,997
Proceeds from private placements of restricted common stock	1,745,000	13,850	1,731,150
Proceeds from private placements of restricted common stock, (Shares)		13,850,000
Shares issued to COO, not vested		750	(750)
Shares issued to COO, not vested, (Shares)		750,000
Shares issued for services	145,025	1,930	143,095
Shares issued for services, (Shares)		1,930,000
Shares issued in debt conversions	1,303,827	2,716	1,301,111
Shares issued in debt conversions, (Shares)		2,716,306
Shares issued in exchange for warrants	722,882	1,506	721,376
Shares issued in exchange for warrants, shares	1,506,004	1,506,004
Annual vesting of options and shares issued to officers, directors and advisory board members	195,641		195,641
Net loss	(2,083,708)			(2,083,708)
Balance at Jun. 30, 2012	$ 2,503,151	$ 87,566	$ 10,230,539	$ (7,814,954)
Balance, (Shares) at Jun. 30, 2012		87,566,307

Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Per share value of common stock issued	$ 0.0002
Per share value of common stock issued	$ 0.004
Common stock shares issued to Peak Wellness, Inc. as part of purchase price of intellectual property		7,024,000

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Cash Flows from Operating Activities
Net loss	$ (2,083,708)	$ (5,647,906)	$ (5,597,300)	$ (16,525)	$ (5,731,246)	$ (7,814,954)
Adjustments to reconcile net loss to net cash used in operatingactivities:
Depreciation	452	105	276	0	276	728
Stock based compensation	380,666	1,600,933	2,550,595	0	2,550,595	2,931,261
Loss on debt conversion	883,827			0		883,827
Impairment charges			2,662,000		2,662,000	2,662,000
Derivatives charges and credits	225,964	3,315,583	(1,559,706)	0	(1,559,706)	(1,333,742)
Changes in operating assets and liabilities:
(Increase) in accounts receivable	15,170		(17,557)	0	(17,557)	(2,387)
(Increase) in inventories	89,704	(335,830)	(526,284)	0	(526,284)	(436,580)
Decrease in deferred financing cost	49,451			0		49,451
(Increase) in prepaid expenses and other assets	81,838	(373,463)	(97,287)	0	(97,287)	(15,449)
Increase in accounts payable and accrued expenses	(353,723)	33,478	429,530	(19,565)	430,065	76,342
Net cash used in operating activities	(710,359)	(1,407,100)	(2,155,733)	(36,090)	(2,289,144)	(2,999,503)
Cash Flows from Investing Activities:
Acquisition of intellectual property		(450,000)	(450,000)	0	(450,000)	(450,000)
Acquisition of fixed assets	(2,044)	(1,569)	(3,024)	0	(3,024)	(5,068)
Decrease in security deposits	10,000			0		10,000
Net cash used in investing activities	7,956	(451,569)	(453,024)	0	(453,024)	(445,068)
Cash Flows from Financing Activities
Advances from related parties	(227,023)		87,023	35,945	140,434	(86,589)
Note payable - stockholders	65,000			0		65,000
Repayment of notes payable	(350,000)		(392,500)	0	(392,500)	(742,500)
Insurance financing note		(24,903)		0
Offering costs			(45,000)	0	(45,000)	(45,000)
Proceeds from issuance of stock to initial stockholders			0	0	80,000	80,000
Proceeds from issuance of notes			540,000	0	540,000	540,000
Proceeds from private placement of common stock	1,725,000	2,412,756	2,480,500		2,480,500	4,205,500
Net cash provided by financing activities	1,212,977	2,387,853	2,670,023	35,945	2,803,434	4,016,411
Net increase in cash	510,574	529,184	61,266	(145)	61,266	571,840
Cash at beginning of the period	61,266			145
Cash at end of the period	571,840	529,184	61,266		61,266	571,840
Supplemental Disclosure of Cash Flow Information:
Cash paid for franchise taxes	1,550	800	800	0	800	2,350
Cash paid for interest				0
Supplemental Disclosure of Non-Cash Transactions:
Offering costs paid by stockholder		25,000	25,000	0	25,000	25,000
Conversion of stockholder loan into common stock	443,761	2,744	2,744	0	2,744	446,505
Conversion of stockholder loan into capital - no shares issued		22,256	22,256	0	22,256	22,256
Conversion of 7,529,999 warrants into 1,506,004 common shares	722,882					722,882
Note payable - insurance financing		42,500	42,500	0	42,500	42,500
Note issued for accounts payable				7,500	7,500	7,500
Acquisition of intellectual property through note payable		700,000	700,000	0	700,000	700,000
Issuance of 200,000 shares of common stock pursuant to price protection provision in subscription agreement	20,000		20,000	0	20,000	20,000
Financing costs through issuance of restricted common stock			$ 0	$ 0	$ 60,000	$ 60,000

Consolidated Statements of Cash Flow (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Cash Flows [Abstract]
Common stock and warrants, share issued	7,529,999
Shares issued in exchange for warrants, shares	1,506,004
Share issued through conversion of stockholder loan into capital		0	0
Common stock issued for price protection provision in subscription agreement	200,000	200,000

Nature of Organization and Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
NATURE OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – NATURE OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization & Business Activities
MYOS Corporation, formerly known as Atlas Therapeutics Corporation (the "Company"), was incorporated under the laws of the State of Nevada on April 11, 2007. On February 25, 2011, the Company entered into an agreement to purchase certain intellectual property from Peak Wellness, Inc. (the "Acquisition"). Since the Acquisition, the Company’s business focus has been on the discovery, development and commercialization of therapeutic products, nutritional supplements and other technologies aimed at improving the health and performance of muscle tissue (see Note 8 – Intellectual Property Purchase Agreement). The Company has only realized revenues of $467,904 through June 30, 2012 without fully implementing its plan of operations and therefore is still considered a development stage company.

Depreciation
The cost of property and equipment will be depreciated over the estimated useful life of 4 to 7 years. Depreciation is computed using the straight-line method when assets are placed in service.

Basis of Accounting and Principles of Consolidation
The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiary, Atlas Acquisition Corp. (formed on February 23, 2011 to facilitate the purchase of the intellectual property discussed in Note 8). All material intercompany balances and transactions have been eliminated. These interim financial statements include all adjustments that, in the opinion of management, are necessary in order to make the financial statements not misleading.

Cash Equivalents
The Company considers all highly liquid investments purchased with a maturity of three months or less to be a cash equivalent.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues & expenses during the reporting period.

Fair Value of Indefinite-Lived Intangible Assets
The Company's policy is to evaluate indefinite-lived intangible assets for possible impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. An intangible asset with an indefinite life (the intellectual property) is evaluated for possible impairment by comparing the fair value of the asset with its carrying value. Fair value is estimated as the discounted value of future revenues arising from a trademark using a royalty rate that an independent party would pay for use of that trademark. An impairment charge is recorded if the trademark's carrying value exceeds its estimated fair value. An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value. See Note 8 for information related to impairment charges recorded in 2011 for indefinite-lived intellectual property intangible assets.

Revenue Recognition
The Company recognizes revenue when products are shipped and collection is reasonably assured.

Inventories
Inventories are stated at the lower of cost or market, with cost generally determined on a first-in, first-out basis.

Advertising
The Company charges the costs of advertising to expense as incurred. The Company incurred $1,000 of advertising and promotional costs for the period ended June 30, 2012 and $359,489 since its inception.

Fixed Assets
Fixed assets consists solely of office equipment and are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of 5 to 7 years. Repair and maintenance costs are expensed as incurred. Depreciation expense for the period ended June 30, 2012 was $452.

Concentrations of Risk
The Company's bank accounts are deposited in insured institutions. From December 31, 2010 through December 31, 2012, all non-interest-bearing transaction accounts will be fully insured by the FDIC, regardless of the balance of the account and the ownership capacity of the funds. Since all of the Company's cash in banks at June 30, 2012 were deposited in a checking account which is considered a noninterest-bearing transaction account, all of its funds are currently insured regardless of the balance. Subsequent to June 30, 2012, as a result of the proceeds from private placement described in Note 11, we had substantially higher balances in interest bearing accounts and, accordingly, are now subject to the risk of uninsured bank balances.

Equity Based Compensation
The Company accounts for equity-based compensation under the provisions of ASC 718-10 Compensation - Stock Compensation and ASC 505-50 Equity Based Payments to Non-Employees. ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. For stock options and restricted stock that do not vest immediately but which contain only a service vesting feature, we recognize compensation cost on the unvested shares and options on a straight-line basis over the remaining vesting period, net of any projected forfeitures
.
The Company uses the Black-Scholes option-pricing model as its method of valuation for share-based compensation. Our determination of fair value of share-based payment awards on the date of grant using an option-pricing model is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to our expected stock price volatility over the term of the awards, and certain other market variables such as the risk free interest rate. Equity-based compensation expense for awards to employees and non-employees recognized was $380,666 and $1,600,933 for the periods ended June 30, 2012 and 2011, respectively.

Comprehensive Loss
The Company had no items of other comprehensive income or expense for the years ended June 30, 2012 and 2011, respectively.  Accordingly, the Company's comprehensive loss and net loss are the same for all periods presented.

Segment Information
ASC 280, “Disclosures about Segments of an Enterprise and Related Information”, establishes standards for reporting information regarding operating segments in annual consolidated financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. It also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company operates in a single segment, internally reports the results of operations for that segment and the information disclosed herein materially represents all of the financial information related to the single operating segment.

Fair Value Measurement
The Company adopted the provisions of ASC 820 “Fair Value Measurements and Disclosures” on January 1, 2009, the beginning of our 2009 fiscal year. ASC 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing an asset or liability and establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. As originally issued, it was effective for fiscal years beginning after November 15, 2007, with early adoption permitted. It does not require any new fair value measurements. It only applies to accounting pronouncements that already require or permit fair value measures, except for standards that relate to share-based payments.

On February 12, 2008, the FASB allowed deferral of the effective date of ASC 820 for one year, as it relates to nonfinancial assets and liabilities. Accordingly, our adoption related only to financial assets and liabilities. Upon adoption ASC 820, there was no cumulative effect adjustment to beginning retained earnings and no impact on the consolidated financial statements as of December 31, 2010 and 2009, respectively.

Valuation techniques considered under ASC 820 techniques are based on observable and unobservable inputs. The ASC classifies these inputs into the following hierarchy:

Level 1 inputs are observable inputs and use quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date and are deemed to be most reliable measure of fair value.

Level 2 inputs are observable inputs and reflect assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Level 2 inputs includes 1) quoted prices for similar assets or liabilities in active markets, 2) quoted prices for identical or similar assets or liabilities in markets that are not active, 3) observable inputs such as interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, credits risks, default rates, and 4) market-corroborated inputs.

Level 3 inputs are unobservable inputs and reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available under the circumstances.

In October 2008, the FASB clarified the application of ASC 820 in determining the fair value of a financial asset when the market for that financial asset is not active.

The Company adopted the provisions of ASC 825, “The Fair Value Option for Financial Assets and Liabilities”, on January 1, 2009, the beginning of our 2009 fiscal year. ASC 825 permits us to choose to measure certain financial assets and liabilities at fair value that are not currently required to be measured at fair value (the “Fair Value Option”). Election of the Fair Value Option is made on an instrument-by-instrument basis and is irrevocable. At the adoption date, unrealized gains and losses on financial assets and liabilities for which the Fair Value Option has been elected are reported as a cumulative adjustment to beginning retained earnings.

Our intangible assets are valued and tested for impairment using Level 3 inputs (see Note 8). In the process of the valuation of the intangible asset, we determined that the carrying cost exceeded the fair value at December 31, 2011 and we recorded an impairment charge and adjusted the balance of the asset to reflect the fair value.

Basic and Diluted Income (Loss) per Share
In accordance with ASC 260, Earnings Per Share, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed in a manner similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. At June 30, 2012 and 2011, the Company’s stock equivalents were anti-dilutive and excluded in the diluted loss per share computation. The aggregate number of potentially dilutive warrants and options outstanding at June 30, 2012 were 2,254,998.

Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company follows ASC 740 rules governing uncertain tax positions, which provides guidance for recognition and measurement. This prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on recognition, classification and disclosure of these uncertain tax positions. The Company has no uncertain income tax positions.

Interest costs and penalties related to income taxes are classified as interest expense and selling, general and administrative costs, respectively, in the Company's financial statements. For the six months ended June 30, 2012 and 2011, the Company did not recognize any interest or penalty expense related to income taxes. The Company files income tax returns in the U.S. federal jurisdiction and states in which it does business.

NOTE 1 – NATURE OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization & Business Activities

MYOS Corporation (the "Company") was incorporated under the laws of the State of Nevada on April 11, 2007 to provide mailing & shipping services. The Company changed its name to Atlas Therapeutics Corporation in May 2010. On February 25, 2011, the Company entered into an agreement to purchase certain intellectual property from Peak Wellness, Inc. (the "Acquisition"). Since the Acquisition, the Company’s business focus has been on the discovery, development and commercialization of therapeutic products, nutritional supplements and other technologies aimed at improving the health and performance of muscle tissue (see Note 8 – Intellectual Property Purchase Agreement). The Company has only realized revenues of $99,475 through December 31, 2011 and therefore is still considered a development stage company.

Continuation of the Company as a Going Concern

At December 31, 2011, the Company had cash of $61,266, accumulated losses since inception of $5,731,246 and a working capital deficit of $665,605. As of April 9, 2012, the Company had remaining cash of approximately $96,000, with current liabilities of approximately $1,000,000. These factors raise substantial doubt about the ability of the Company to continue as a going concern. The continuation of the Company as a going concern is dependent both on achieving the projected sales growth of the Company's products and obtaining additional financing on terms acceptable to the Company. No adjustments have been made to the accompanying financial statements to reflect the recoverability or classification of recorded asset amounts or the amounts or classification of liabilities should the Company be unable to continue in existence.

Depreciation

The cost of property and equipment will be depreciated over the estimated useful life of 4 to 7 years. Depreciation is computed using the straight-line method when assets are placed in service.

Basis of Accounting and Principles of Consolidation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiary, Atlas Acquisition Corp. (formed on February 23, 2011 to facilitate the purchase of the intellectual property discussed in Note 8). All material intercompany balances and transactions have been eliminated.

Cash & Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of three months or less to be a cash equivalent.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues & expenses during the reporting period.

Fair Value of Indefinite-Lived Intangible Assets

The Company's policy is to evaluate indefinite-lived intangible assets for possible impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. An intangible asset with an indefinite life (the intellectual property) is evaluated for possible impairment by comparing the fair value of the asset with its carrying value. Fair value is estimated as the discounted value of future revenues arising from a trademark using a royalty rate that an independent party would pay for use of that trademark. An impairment charge is recorded if the trademark's carrying value exceeds its estimated fair value. An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value. See Note 8 for information related to impairment charges recorded in 2011 for indefinite-lived intellectual property intangible assets.

Revenue Recognition

The Company recognizes revenue when products are shipped and collection is reasonably assured.

Inventories

Inventory consist of the following:
	December 31,	December 31,
	2011	2010
Raw materials	$-	$-
Work in process	-	-
Finished goods	526,284	-
Total Inventory	$526,284	$-

Inventories are stated at the lower of cost or market, with cost determined on a first in, first-out basis.

Advertising

The Company charges the costs of advertising to expense as incurred. The Company incurred $244,075 in advertising and promotional costs for the period ended December 31, 2011 and since its inception.

Fixed Assets

Fixed assets consists solely of office equipment and are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of 5 to 7 years. Repair and maintenance costs are expensed as incurred. Depreciation expense for the year ended December 31, 2011 was $276.

Concentrations of Risk

The Company's bank accounts are deposited in insured institutions. From December 31, 2010 through December 31, 2012, all non-interest-bearing transaction accounts will be fully insured by the FDIC, regardless of the balance of the account and the ownership capacity of the funds. Since all of the Company's funds are deposited in a checking account which is considered a noninterest-bearing transaction account, all of its funds are currently insured regardless of the balance.

Equity Based Compensation

The Company accounts for equity-based compensation under the provisions of ASC 718-10 Compensation - Stock Compensation and ASC 505-50 Equity Based Payments to Non-Employees. ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. For stock options and restricted stock that do not vest immediately but which contain only a service vesting feature, we recognize compensation cost on the unvested shares and options on a straight-line basis over the remaining vesting period, net of any projected forfeitures

The Company uses the Black-Scholes option-pricing model as its method of valuation for share-based compensation. Our determination of fair value of share-based payment awards on the date of grant using an option-pricing model is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to our expected stock price volatility over the term of the awards, and certain other market variables such as the risk free interest rate. Equity-based compensation expense for awards to employees and non-employees recognized was $2,550,595 and $NIL for the years ended December 31, 2011 and 2010, respectively.

Comprehensive Loss

The Company had no items of other comprehensive income or expense for the years ended December 31, 2011 and 2010, respectively.  Accordingly, the Company's comprehensive loss and net loss are the same for all periods presented.

Segment Information

ASC 280, “Disclosures about Segments of an Enterprise and Related Information”, establishes standards for reporting information regarding operating segments in annual consolidated financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. It also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company operates in a single segment, internally reports the results of operations for that segment and the information disclosed herein materially represents all of the financial information related to the single operating segment.

Fair Value Measurement

The Company adopted the provisions of ASC 820 “Fair Value Measurements and Disclosures” on January 1, 2009, the beginning of our 2009 fiscal year. ASC 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing an asset or liability and establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. As originally issued, it was effective for fiscal years beginning after November 15, 2007, with early adoption permitted. It does not require any new fair value measurements. It only applies to accounting pronouncements that already require or permit fair value measures, except for standards that relate to share-based payments.

On February 12, 2008, the FASB allowed deferral of the effective date of ASC 820 for one year, as it relates to nonfinancial assets and liabilities. Accordingly, our adoption related only to financial assets and liabilities. Upon adoption ASC 820, there was no cumulative effect adjustment to beginning retained earnings and no impact on the consolidated financial statements as of December 31, 2010 and 2009, respectively.

Valuation techniques considered under ASC 820 techniques are based on observable and unobservable inputs. The ASC classifies these inputs into the following hierarchy:

Level 1 inputs are observable inputs and use quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date and are deemed to be most reliable measure of fair value.

Level 2 inputs are observable inputs and reflect assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Level 2 inputs includes 1) quoted prices for similar assets or liabilities in active markets, 2) quoted prices for identical or similar assets or liabilities in markets that are not active, 3) observable inputs such as interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, credits risks, default rates, and 4) market-corroborated inputs.

Level 3 inputs are unobservable inputs and reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available under the circumstances.

In October 2008, the FASB clarified the application of ASC 820 in determining the fair value of a financial asset when the market for that financial asset is not active.

The Company adopted the provisions of ASC 825, “The Fair Value Option for Financial Assets and Liabilities”, on January 1, 2009, the beginning of our 2009 fiscal year. ASC 825 permits us to choose to measure certain financial assets and liabilities at fair value that are not currently required to be measured at fair value (the “Fair Value Option”). Election of the Fair Value Option is made on an instrument-by-instrument basis and is irrevocable. At the adoption date, unrealized gains and losses on financial assets and liabilities for which the Fair Value Option has been elected are reported as a cumulative adjustment to beginning retained earnings.

Our intangible assets are valued and tested for impairment using Level 3 inputs (see Note 8). In the process of the valuation of the intangible asset, we determined that the carrying cost exceeded the fair value and we recorded an impairment charge and adjusted the balance of the asset to reflect the fair value.

Basic and Diluted Income (Loss) per Share

In accordance with ASC 260, Earnings Per Share, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed in a manner similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. At December 31, 2011 and 2010, the Company’s stock equivalents were anti-dilutive and excluded in the diluted loss per share computation. The aggregate number of potentially dilutive warrants and options outstanding at December 31, 2011 were 9,534,997.

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company follows ASC 740 rules governing uncertain tax positions, which provides guidance for recognition and measurement. This prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on recognition, classification and disclosure of these uncertain tax positions. The Company has no uncertain income tax positions.

Interest costs and penalties related to income taxes are classified as interest expense and selling, general and administrative costs, respectively, in the Company's financial statements. For the years ended December 31, 2011 and 2010, the Company did not recognize any interest or penalty expense related to income taxes. The Company files income tax returns in the U.S. federal jurisdiction and states in which it does business.

Private Placements of Restricted Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Private Placement Of Restricted Common Stock [Abstract]
PRIVATE PLACEMENTS OF RESTRICTED COMMON STOCK

NOTE 2- PRIVATE PLACEMENTS OF RESTRICTED COMMON STOCK

During April 2007, the Company sold 28,000,000 (after adjusting for the 1 to 14 split) shares of its common stock to its founders for cash proceeds of $5,000. During December 2007, the company sold 21,000,000 (after adjusting for the 1 to 14 split) shares of its common stock in a private placement for cash of proceeds $75,000.

From February 25 through July 12, 2011, the Company issued an aggregate of 8,134,997 shares of common stock and warrants to purchase 8,134,997 shares of common stock to certain investors (the “Private Placements”). Each warrant has a three-year term and is exercisable at $0.60 per share (currently at $.10 due to the triggering of a down round full ratchet anti dilution provision). The warrants are redeemable by the Company in the event the Company’s common stock exceeds $3.00 for twenty of thirty trading days. The Company granted piggy-back registration rights for the securities issued in the Private Placements.

On December 2, 2011, one investor purchased 200,000 shares for gross proceeds of $40,000 in a private placement. The subscription agreement contains a "Purchase Price Protection" clause that grants the investor additional shares in the event of a private placement during the 10 month period from the date of the investment at a price per share less than the investor's purchase price. The additional shares shall be issued for no additional payment such that the total per share price paid by this investor will equal the amount paid by investors in such later private placement. In April 2012, the Company issued an additional 200,000 shares to the investor as a result of the price protection provision.

During February and March 2012, the Company issued an aggregate of 10,250,000 shares of restricted common stock to certain accredited investors in a private placement and received aggregate gross proceeds of $1,025,000. The securities are subject to piggyback registration rights.

In April 2012, the Company issued an aggregate of 1,000,000 shares of restricted common stock to one accredited investor in a private placement and received aggregate gross proceeds of $100,000. The securities are subject to piggyback registration rights.

In June 2012, the Company issued an aggregate of 2,400,000 shares of restricted common stock to certain accredited investors in a private placement and received aggregate gross proceeds of $600,000. The securities are subject to piggyback registration rights.

See subsequent events for private placements of restricted common stock in July 2012.

The Company received aggregate gross proceeds of $4,205,500 from the private placements as follows:

Date	Shares	Gross Proceeds	Related Warrant Liability at Inception	Related Warrant Liability at June 30, 2012
February 25, 2011	4,766,666	$1,430,000	$2,350,251	$49,583
May 31, 2011	1,409,999	423,000	1,186,859	191,307
June 27, 2011	1,874,999	562,500	1,243,838	18,001
July 12, 2011	83,333	25,000	57,742	-
December 2, 2011	200,000	40,000	-	-
February 10, 2012	3,250,000	325,000	-	-
February 14, 2012	4,000,000	400,000	-	-
March 7, 2012	1,000,000	100,000	-	-
March 15, 2012	1,750,000	175,000	-	-
March 22, 2012	250,000	25,000	-	-
April 9, 2012	1,000,000	100,000	-	-
April 24, 2012	* 200,000	-	-	-
June 28, 2012	2,400,000	600,000	-	-
	22,184,997	$4,205,500	$4,838,690	$258,891

* Shares issued under price protection provision of subscription agreement as described above.

The warrants are subject to full ratchet anti-dilution protection if the Company sells shares or share-indexed financing instruments at less than the $0.60 exercise price. Repricing events occurred twice since the warrants were issued, once to $0.20 on December 2, 2011 and again to $0.10 on February 10, 2012 as a result of private placements of restricted common stock. The warrants issued in this financing arrangement did not meet the conditions for equity classification and are required to be carried as a derivative liability, at fair value. Management estimates the fair value of the warrants on the inception dates, and subsequently at each reporting period, using the Black-Scholes option-pricing model, adjusted for dilution, because that technique embodies all of the assumptions (including volatility, expected terms, dilution and risk free rates) that are necessary to determine the fair value of freestanding warrants.

On June 27, 2012, holders owning an aggregate of 7,529,999 warrants exchanged those warrants for 1,506,004 shares of common stock.

NOTE 2- PRIVATE PLACEMENTS OF RESTRICTED COMMON STOCK

During April 2007, the Company sold 28,000,000 (after adjusting for the 1 to 14 split) shares of its common stock to its founders for cash proceeds of $5,000. During December 2007, the company sold 21,000,000 (after adjusting for the 1 to 14 split) shares of its common stock in a private placement for cash of proceeds $75,000.

From February 25 through July 12, 2011, the Company issued an aggregate of 8,134,997 shares of common stock and warrants to purchase 8,134,997 shares of common stock to certain investors (the “Private Placements”). Each warrant has a three-year term and is exercisable at $0.60 per share (repriced at $.20 at December 2, 2011 due to the down round full ratchet anti dilution provision). The warrants are redeemable by the Company in the event the Company’s common stock exceeds $3.00 for twenty of thirty trading days. The Company granted piggy-back registration rights for the securities issued in the Private Placements.

On December 2, 2011, one investor purchased 200,000 shares for gross proceeds of $40,000 in a private placement. The subscription agreement for this private placement contained a "Purchase Price Protection" clause that grants the investor additional shares in the event of a private placement during the 10 month period from the date of the investment at a price per share less than the investor's purchase price. The additional shares shall be issued for no additional payment such that the total per share price paid by this investor will equal the amount paid by investors in such later private placement. As a result of the closing of the private placement on February 10, 2012 with a purchase price of $0.10 per share, the Company is required to issue an additional 200,000 shares to the investor.

The Company received aggregate gross proceeds of $2,480,500 from the private placements as follows:

Date	Shares	Gross Proceeds	Related Warrant Liability at Inception	Related Warrant Liability at December 31, 2011
February 25, 2011	4,766,666	$1,430,000	$2,350,251	$381,401
May 31, 2011	1,409,999	423,000	1,186,859	118,141
June 27, 2011	1,874,999	562,500	1,243,838	159,234
July 12, 2011	83,333	25,000	57,742	7,162
December 2, 2011	200,000	40,000	-	-
	8,334,997	$2,480,500	$4,838,690	$665,938

The warrants are subject to full ratchet anti-dilution protection if the Company sells shares or share-indexed financing instruments at less than the $0.60 exercise price. The repricing event occurred twice since the warrants were issued, once to $0.20 at December 2, 2011 and again to $0.10 at February 10, 2012 as a result of private placements of restricted common stock. The warrants issued in this financing arrangement did not meet the conditions for equity classification and are required to be carried as a derivative liability, at fair value. Management estimates the fair value of the warrants on the inception dates, and subsequently at each reporting period, using the Black-Scholes option-pricing model, adjusted for dilution, because that technique embodies all of the assumptions (including volatility, expected terms, dilution and risk free rates) that are necessary to determine the fair value of freestanding warrants.

Recent Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 - RECENT ACCOUNTING PRONOUNCEMENTS

The Company does not believe that the adoption of any recently issued, but not yet effective, accounting standards will have a material effect on its financial position and results of operations.

NOTE 3 - RECENT ACCOUNTING PRONOUNCEMENTS

The Company does not believe that the adoption of any recently issued, but not yet effective, accounting standards will have a material effect on its financial position and results of operations

Advances, Accounts Payable and Accrued Expenses - Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
ADVANCES, ACCOUNTS PAYABLE AND ACCRUED EXPENSES - RELATED PARTIES

NOTE 4 - ADVANCES, ACCOUNTS PAYABLE AND ACCRUED EXPENSES -  RELATED PARTIES

A former officer/director advanced an aggregate $45,911 to the Company in 2010 and 2009, which was the balance due at December 31, 2011. The aggregate balance due to all related parties for advances, accounts payable and accrued expenses at June 30, 2012 was $45,911. The advances and other amounts due are all non-interest bearing and due and payable upon demand.

NOTE 4 - ADVANCES, ACCOUNTS PAYABLE AND ACCRUED EXPENSES -  RELATED PARTIES

A former officer/director advanced an aggregate $45,911 to the Company in 2010 and 2009, which was the balance due at December 31, 2010.  In 2011, the Company accrued unpaid salaries due to officers under their employment agreements of $87,023. The aggregate balance due to all related parties for advances, accounts payable and accrued expenses at December 31, 2011 was $132,934. The advances and other amounts due are all non-interest bearing and due and payable upon demand.

Notes and Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes Payable [Abstract]
NOTES AND LOANS PAYABLE

NOTE 5 - NOTES AND LOANS PAYABLE

Convertible Notes Payable
On November 29, 2011, the Company received aggregate proceeds of $400,000 from two individuals ($150,000 of which was from a director of the Company) on notes payable bearing interest at 18%, due on May 29, 2012 and convertible into common stock at the rate of $0.20  per share or an adjusted lower rate determined by reference to a subsequent qualified financing. As additional consideration, the note holders were issued an aggregate of 400,000 shares of common stock valued at $0.15 per share for an aggregate of $60,000. The value of the shares issued were recorded as deferred financing costs and were amortized over the 6 month term of the notes. The unamortized balances were  $NIL at June 30, 2012 and $49,451 at December 31, 2011. Related amortization expense was $49,451 for the six months ended June 30, 2012.

On June 28, 2012, the aggregate principal of $400,000 and the accrued interest of $41,800 on the note was converted into 2,209,000 shares of restricted common stock at $0.20 per share, the value of which exceeded the principal and interest by $760,566 on the conversion date . This amount was charged to operations as an expense in the period ended June 30, 2012.

Notes Payable to Director
A director loaned the Company $99,500, of which $60,000 was advanced on September 29, 2011 and is evidenced by an unsecured note payable which was due on October 29, 2011 bearing interest at 3%; $10,000 was advanced in October 2011; $10,000 was advanced in December 2011 for direct payment to a vendor and $19,500 of which was advanced in January 2012 for direct payments to vendors. On June 28, 2012, the principal plus accrued interest on the loans and advances of $1,961 (aggregate of $101,461) were converted into 507,306 shares of common stock at $0.20 per share.

Note Payable
On May 20, 2010, the Company issued a note for $7,500 bearing interest at 5% in exchange for Maremanno Corporation’s payment of $7,500 on an open account payable balance.  The note is due and payable upon demand. The principal balance of the note remained $7,500 at both June 30, 2012 and December 31, 2011. Accrued interest payable on this note was $701 and $982 as of June 30, 2012 and December 31, 2011, respectively.

Loan Payable
In November and December 2011, an unrelated third party loaned the Company an aggregate of $60,000, payable on demand without interest. The loan was repaid in February 2012.

Note Payable to Stockholder
On June 15, 2012, a stockholder loaned the Company $65,000, payable on July 15, 2012 without interest. The loan was repaid in July 2012.

See Note 8 for a description of the terms of the note payable to Peak Wellness, Inc. for the acquisition of intellectual property.

NOTE 5 - NOTES AND LOANS PAYABLE

Convertible Notes Payable

On November 29, 2011, the Company received aggregate proceeds of $400,000 from two individuals ($150,000 of which was from a director of the Company) on notes payable bearing interest at 18%, due on May 29, 2012 and convertible into common stock at the rate of $0.20  per share or an adjusted lower rate determined by reference to a subsequent qualified financing. As additional consideration, the note holders were issued an aggregate of 400,000 shares of common stock valued at $0.15 per share for an aggregate of $60,000. The value of the shares issued were recorded as deferred financing costs and are being amortized over the 6 month term of the notes. The unamortized balance at December 31, 2011 was $49,451. For the year ended December 31, 2011, $10,549 was charged to expense.

Notes Payable to Director

A director loaned the Company $80,000, $60,000 of which is evidenced by an unsecured note payable which was due on October 29, 2011 and bears interest at 3%. None of the principal or interest have been paid to date.

Note Payable

On May 20, 2010, the Company issued a note for $7,500 bearing interest at 5% in exchange for Maremanno Corporation’s payment of $7,500 on an open account payable balance.  The note is due and payable upon demand. The principal balance of the note remained $7,500 at both December 31, 2011 and December 31, 2010. Accrued interest payable on this note was $982   and $230 as of December 31, 2011 and 2010, respectively.

Loan Payable

In November and December 2011, an unrelated party loaned the company an aggregate of $60,000, payable on demand without interest. The loan was repaid in February 2012.

Loan Payable to Officer

The Company owed $5,000 to its Chief Executive Officer for funds advanced by him for working capital. The loan bears no interest and is not evidenced by a note.

See Note 8 for a description of the terms of the note payable to Peak Wellness, Inc. for the acquisition of intellectual property.

Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Stock [Abstract]
CAPITAL STOCK

NOTE 6 - CAPITAL STOCK

On February 12, 2010, the Company’s articles of incorporation were amended to increase the number of authorized preferred shares to 25,000,000 and the number of authorized common shares to 300,000,000. The Company’s 3,500,000 common shares outstanding were also forward split on a 14 shares for 1 basis with the result that 49,000,000 shares were issued and outstanding on that date. The accompanying financial statements reflect the forward stock split on a retroactive basis.

NOTE 6 - CAPITAL STOCK

On February 12, 2010, the Company’s articles of incorporation were amended to increase the number of authorized preferred shares to 25,000,000 and the number of authorized common shares to 300,000,000. The Company’s 3,500,000 common shares outstanding were also forward split on a 14 shares for 1 basis with the result that 49,000,000 shares were issued and outstanding on that date. The accompanying financial statements reflect the forward stock split on a retroactive basis.

Warrants and Options	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants and Rights Note Disclosure [Abstract]
WARRANTS AND OPTIONS

NOTE 7 - WARRANTS AND OPTIONS

During the year ended December 31, 2011, the Company issued a total of 8,284,999 warrants to purchase restricted common stock. Of those warrants, 8,134,999 were issued to private placement investors which are subject to down round full ratchet anti dilution provisions requiring periodic repricing if shares are later offered at lower prices.  In May 2012 holders of 7,529,999 warrants received 1,506,004 shares of restricted common stock in exchange for those warrants.

The following tables summarize warrants issued during the year ended December 31, 2011 to private placement stockholders and consultants. For the six months ended June 30, 2012, no warrants were issued and no expense was recognized.

Grant Date	Number of Warrants Issued	Number of Warrants Exchanged	Number of Warrants Outstanding	Exercise Price Original/Repriced	Expiration Term in Years
February 25, 2011 (A)	4,766,666	4,650,000	116,666	$0.60 /$0.10	2.67
May 31, 2011 (A)	1,409,999	963,333	446,666	$0.60/$0.10	2.92
June 27, 2011 (A)	1,875,001	1,833,333	41,668	$0.60/$0.10	3.00
June 27, 2011 (B)	100,000	-	100,000	$1.00	2.00
July 12, 2011 (A)	83,333	83,333	-	$0.60/$0.10	3.00
December 27, 2011 (B)	50,000	-	50,000	$1.00	2.00

(A) Private placement warrants (these warrants are subject to down round full ratchet anti dilution provisions and based on the 2012 private placements at $0.10 per share, the exercise price has been adjusted to $0.10 until such later time as a lower down round offering takes place)
(B) Sponsorship agreement, including put option - see Note 10

Activity in warrants for each of the year ended December 31, 2011 and the six months  ended June 30, 2012 is summarized as follows:

	Shares Under Warrants	Weighted Average Exercise Price Original/Repriced
Balance at January 1, 2011	-
Warrants granted	8,284,997	$0.61/$0.10
Warrants exercised	-
Warrants cancelled/expired	-
Balance at December 31, 2011	8,284,997	$0.61/$0.10
Warrants granted	-
Warrants exercised	-
Warrants cancelled/exchanged/expired	(7,529,999)
Balance at June 30, 2012	754,998	$0.61/$0.10

The following table summarizes information about warrants outstanding and exercisable at June 30, 2012. As all warrants currently outstanding are fully and immediately vested at issuance, the information for both outstanding and exercisable are identical.

Warrants Outstanding and Exercisable
Range of Exercise Price		Warrants Outstanding and Exercisable	Weighted Average Remaining Contractual Life
$0.60	(A)	604,998	2.30
$1.00		150,000	1.66
(A) The exercise price decreased to $0.10 in 2012 upon the closing of certain private placements

The following table summarizes the assumptions used to value the warrants using the Black-Scholes option pricing model:

	Grant Date	Number of Warrants Issued/ Outstanding	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
(A)	02/25/11	4,766,666	$0.500	$0.60	3.00	285.20%	0.00%	1.48%
(B)	Remeasurement	116,666	$0.480	$0.10	1.92	184.00%	0.00%	0.51%
(A)	05/31/11	1,409,999	$0.850	$0.60	3.00	208.89%	0.00%	0.79%
(B)	Remeasurement	446,666	$0.480	$0.10	2.17	184.00%	0.00%	0.51%
(A)	06/27/11	1,874,999	$0.670	$0.60	3.00	295.31%	0.00%	0.64%
(B)	Remeasurement	41,668	$0.480	$0.10	2.25	184.00%	0.00%	0.51%
(A)	07/12/11	83,333	$0.700	$0.60	3.00	278.00%	0.00%	0.42%
(B)	Remeasurement	-	$0.480	$0.10	2.33	184.00%	0.00%	0.51%
(C)	06/27/11	100,000	$0.670	$1.00	2.00	213.59%	0.00%	0.41%
(C)	12/23/11	50,000	$0.090	$1.00	2.00	209.00%	0.00%	0.28%

(A) Private placement warrants
(B) Remeasurement required at end of each period because of the down round full ratchet anti dilution provision
(C) Sponsorship agreement, including put option - see Note 10

In July and August 2011, the Company issued an aggregate of 1,250,000 options to purchase restricted common stock to the following directors and scientific advisory board members (see Note 10).

Issued to and Grant Date	Number of Options	Exercise Price	Expiration Term in Years
Dr. Louis Aronne - director - July 14, 2011	250,000	$0.64	10
Dr. Louis Aronne - scientific advisory board - July 14, 2011	500,000	$0.64	10
Dr. Robert Hariri - director - July 26, 2011	250,000	$0.69	10
Dr.Peter Diamandis - director -August 15, 2011	250,000	$0.45	10
Dr.Buzz Aldrin - director -May 24, 2012	250,000	$0.14	10

The following table summarizes the assumptions used to value the director/advisory board options using the Black-Scholes option pricing model:

Grant Date	Number of Options	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
07/14/11	750,000	$0.640	$0.64	10.00	287.00%	0.00%	2.98%
07/26/11	250,000	$0.690	$0.69	10.00	285.00%	0.00%	2.99%
08/15/11	250,000	$0.450	$0.45	10.00	284.00%	0.00%	2.29%
05/24/12	250,000	$0.140	$0.45	10.00	187.00%	0.00%	1.77%

Activity in stock options for each of the year ended December 31, 2011 and quarter ended June 30, 2012 is summarized as follows:

	Shares Under Options	Weighted Average Exercise Price
Balance at January 1, 2011	-
Options granted	1,250,000	$0.61
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2011	1,250,000	$0.61
Options granted	250,000	0.14
Options exercised	-
Options cancelled/expired	-
Balance at June 30, 2012	1,500,000	$0.53

At June 30, 2012, the weighted-average remaining term of the options was 9.07 years and the aggregate intrinsic value was $81,250. The aggregate unvested cost of the options at June 30, 2012 was $420,850.

The following table summarizes information about options outstanding and exercisable at June 30, 2012.

Options Outstanding			Options Exercisable
Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Range of Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$0.64	750,000	9.04	$0.64	208,333	9.04
$0.69	250,000	9.08	$0.69	83,333	9.08
$0.45	250,000	9.13	$0.45	83,333	9.13
$0.14	250,000	9.92	$0.14	83,333	9.90

NOTE 7 - WARRANTS AND OPTIONS

The following tables summarize warrants issued during the year ended December 31, 2011 to private placement stockholders and consultants. For the year ended December 31, 2010, no warrants were issued and no expense was recognized.

Grant Date	Number of Warrants	Exercise Price	Expiration Term in Years
February 25, 2011 (A)	4,766,666	$0.60	3
May 31, 2011 (A)	1,409,999	$0.60	3
June 27, 2011 (A)	1,874,999	$0.60	3
June 27, 2011 (B)	100,000	$1.00	2
July 12, 2011 (A)	83,333	$0.60	3
December 27, 2011 (B)	50,000	$1.00	2

(A) Private placement warrants (note that since these warrants are subject to down round full ratchet anti dilution provisions and based on the December 2, 2011 private placement of 200,000 shares at $0.20 per share, the exercise price adjusted to $0.20 until such later time as a lower down round would take place)

(B) Sponsorship agreement, including put option - see Note 10

Activity in warrants for each of the years ended December 31, 2011 and 2010 is summarized as follows:

	Shares Under Warrants	Weighted Average Exercise Price
Balance at January 1, 2010	-
Warrants granted	-
Warrants exercised	-
Warrants cancelled/expired	-
Balance at December 31, 2010	-
Warrants granted	8,284,997	$0.61
Warrants exercised	-
Warrants cancelled/expired	-
Balance at December 31, 2011	8,284,997	$0.61

The following table summarizes information about warrants outstanding and exercisable at December 31, 2011. As all warrants currently outstanding are fully and immediately vested at issuance, the information for both outstanding and exercisable are identical.

Warrants Outstanding and Exercisable
Range of Exercise Price	Warrants Outstanding and Exercisable	Weighted Average Remaining Contractual Life
$ 0.60 (A)	8,134,997	2.30
$ 1.00	150,000	1.66

(A) The exercise price decreased to $0.20 upon the closing of the December 2, 2011 private placement

The following table summarizes the assumptions used to value the warrants using the Black-Scholes option pricing model:

	Grant Date	Number of Warrants	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
(A)	02/25/11	4,766,666	$0.500	$0.60	3.00	285.20%	0.00%	1.48%
(B)	Remeasurement		$0.105	$0.20	2.33	209.00%	0.00%	0.36%
(A)	05/31/11	1,409,999	$0.850	$0.60	3.00	208.89%	0.00%	0.79%
(B)	Remeasurement		$0.105	$0.20	2.59	209.00%	0.00%	0.36%
(A)	06/27/11	1,874,999	$0.670	$0.60	3.00	295.31%	0.00%	0.64%
(B)	Remeasurement		$0.105	$0.20	2.67	209.00%	0.00%	0.36%
(A)	07/12/11	83,333	$0.700	$0.60	3.00	278.00%	0.00%	0.42%
(B)	Remeasurement		$0.105	$0.20	2.75	209.00%	0.00%	0.36%
(C)	06/27/11	100,000	$0.670	$1.00	2.00	213.59%	0.00%	0.41%
(C)	12/23/11	50,000	$0.090	$1.00	2.00	209.00%	0.00%	0.28%
(A) Private placement warrants
(B) Remeasurement required at end of each period because of the down round full ratchet anti dilution provision
(C) Sponsorship agreement, including put option - see Note 10

In July and August 2011, the Company issued an aggregate of 1,250,000 options to purchase restricted common stock to directors and medical advisory board members (see Note 10).

Grant Date	Number of Options	Exercise Price	Expiration Term in Years
Dr. Louis Aronne - director - July 14, 2011	250,000	$0.64	10
Dr. Louis Aronne - medical advisory board - July 14, 2011	500,000	$0.64	10
Dr. Robert Hariri - director - July 26, 2011	250,000	$0.69	10
Dr.Peter Diamandis - director -August 15, 2011	250,000	$0.45	10

The following table summarizes the assumptions used to value the director/advisory board options using the Black-Scholes option pricing model:

Grant Date	Number of Options	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
07/14/11	750,000	$0.640	$0.64	10.00	287.00%	0.00%	2.98%
07/26/11	250,000	$0.690	$0.69	10.00	285.00%	0.00%	2.99%
08/15/11	250,000	$0.450	$0.45	10.00	284.00%	0.00%	2.29%

Activity in stock options for each of the years ended December 31, 2011 and 2010 is summarized as follows:

	Shares Under Options	Weighted Average Exercise Price
Balance at January 1, 2010	-
Options granted	-
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2010	-
Options granted	1,250,000	$0.61
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2011	1,250,000	$0.61

At December 31, 2011, the weighted-average remaining term of the options was 9.56 years and the aggregate intrinsic value was nil because none of the options have a strike price below the quoted market price of the Company's shares. The aggregate unvested cost of the options at December 31, 2011 was $567,500.

The following table summarizes information about options outstanding and exercisable at December 31, 2011.

Options Outstanding			Options Exercisable
Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Range of Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$ 0.64	750,000	9.53	$0.64	208,333	9.53
$ 0.69	250,000	9.57	$0.69	83,333	9.57
$ 0.45	250,000	9.62	$0.45	83,333	9.62

Intellectual Property Purchase Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Intellectual Property Purchase Agreement [Abstract]
INTELLECTUAL PROPERTY PURCHASE AGREEMENT

NOTE 8 – INTELLECTUAL PROPERTY PURCHASE AGREEMENT

On February 25, 2011, the Company, Atlas Acquisition Corp., a wholly-owned subsidiary of the Company formed in February 2011 (“Atlas Sub”), and Peak Wellness, Inc. (“Peak”), entered into and consummated an Intellectual Property Purchase Agreement (the “Purchase Agreement”), pursuant to which Atlas Sub purchased certain intellectual property assets from Peak (the “Acquisition”). Pursuant to the Purchase Agreement, the Company acquired from Peak all intellectual property pertaining to MYO-T12, a natural-myostatin inhibitor, including the formula and process for making MYO-T12, certain trademarks, trade secrets, patent applications and certain domain names.  The aggregate consideration for MYO-T12 was $4,662,000 paid in cash, a promissory note and shares of common stock. The contractually stated purchase price for the assets was $1,150,000, of which $450,000 was paid in cash and $700,000 via the issuance of the promissory note. Additionally, the Company issued 7,024,000 shares of common stock with an aggregate fair value of $3,512,000 to Peak as part of the purchase price of MYO-T12, representing 12% of the fully diluted voting common stock of the Company on the date of the Acquisition.

In connection with the Purchase Agreement, the Company issued a secured promissory note to Peak (the “Promissory Note”) in the amount of $700,000 with interest accruing at an interest rate of 3% per annum.  The Promissory Note was payable in two installments as follows: $350,000 plus accrued interest was due within 180 days after the closing date of the Agreement (originally August 25, 2011 but extended to the earlier of November 30, 2011 or the closing of a certain financing and paid on November 29, 2011) and $350,000 plus accrued interest was due on the first anniversary of the closing date of the Agreement and paid on February 21, 2012.

In connection with the Purchase Agreement and the Promissory Note, the Company entered into a security agreement with Peak to secure the payments due under the Promissory Note (the “Security Agreement”). Pursuant to the Security Agreement, the Company granted Peak a continuing security interest in the assets purchased from Peak. The Security Agreement also secured all of the Company’s obligations to Peak, whether related or unrelated to the Promissory Note. The security interest was released in February 2012 upon payment of the final installment of the Promissory Note. On the closing date of the Acquisition, new officers and a new director were appointed to serve the Company.

The Company completed its annual impairment testing for indefinite-lived intangible assets after the fourth quarter of 2011. Based on (i) assessment of current and expected future economic conditions, (ii) trends, strategies and projected revenues from sales of MYO-T12® and (iii) assumptions similar to those that market participants would make in valuing the Company''''s intangible assets, management determined that the carrying values of the intellectual property intangible assets exceeded its fair value. Accordingly, the Company recorded noncash impairment charges totaling $2,662,000 for the year ended December 31, 2011, reducing the MYO-T12 intellectual property asset to its fair value of $2,000,000.

NOTE 8 – INTELLECTUAL PROPERTY PURCHASE AGREEMENT

On February 25, 2011, the Company, Atlas Acquisition Corp., a wholly-owned subsidiary of the Company formed in February 2011 (“Atlas Sub”), and Peak Wellness, Inc. (“Peak”), entered into and consummated an Intellectual Property Purchase Agreement (the “Purchase Agreement”), pursuant to which Atlas Sub purchased certain intellectual property assets from Peak (the “Acquisition”). Pursuant to the Purchase Agreement, the Company acquired from Peak all intellectual property pertaining to MYO-T12, a natural-myostatin inhibitor, including the formula and process for making MYO-T12, certain trademarks, trade secrets, patent applications and certain domain names.  The aggregate consideration for MYO-T12 was $4,662,000 paid in cash, a promissory note and shares of common stock. The contractually stated purchase price for the assets was $1,150,000, of which $450,000 was paid in cash and $700,000 via the issuance of the promissory note. Additionally, the Company issued 7,024,000 shares of common stock with an aggregate fair value of $3,512,000 to Peak as part of the purchase price of MYO-T12, representing 12% of the fully diluted voting common stock of the Company on the date of the Acquisition.

In connection with the Purchase Agreement, the Company issued a secured promissory note to Peak (the “Promissory Note”) in the amount of $700,000 with interest accruing at an interest rate of 3% per annum.  The Promissory Note is payable in two installments as follows: $350,000 plus accrued interest is due within 180 days after the closing date of the Agreement (originally August 25, 2011 but extended to the earlier of November 30, 2011 or the closing of a certain financing) and $350,000 plus accrued interest is due on the first anniversary of the closing date of the Agreement. The unpaid balance of the note at December 31, 2011 is $350,000 plus accrued interest of $10,771. The balance was paid in full in February 2012.

In connection with the Purchase Agreement and the Promissory Note, the Company entered into a security agreement with Peak to secure the payments due under the Promissory Note (the “Security Agreement”). Pursuant to the Security Agreement, the Company granted Peak a continuing security interest in the assets purchased from Peak. The Security Agreement also secures all of the Company’s obligations to Peak, whether related or unrelated to the Promissory Note. Upon an event of default of the Security Agreement, Peak will have all the rights of a secured party under the Uniform Commercial Code.  On the closing date of the Acquisition, new officers and a new director were appointed to serve the Company.

The Company completed its annual impairment testing for indefinite-lived intangible assets after the fourth quarter of 2011. Based on (i) assessment of current and expected future economic conditions, (ii) trends, strategies and projected revenues from sales of MYO-T12® and (iii) assumptions similar to those that market participants would make in valuing the Company''s intangible assets, management determined that the carrying values of the intellectual property intangible assets exceeded its fair value. Accordingly, the Company recorded noncash impairment charges totaling $2,662,000 in the Consolidated Statement of Operations, reducing the MYO-T12 intellectual property asset to its fair value of $2,000,000.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

The Company has the following deferred tax assets and liabilities:

	June 30, 2012	December 31, 2011
Noncurrent assets and liabilities
Intellectual property	$1,000,000	$1,038,000
Net operating loss carryforwards	1,285,000	843,000
	2,285,000	1,881,000
Valuation allowance	(2,285,000)	(1,881,000)
Net deferred tax asset	$-	$-

The valuation allowance for the deferred tax asset increased by $404,000 for the six months ended June 30, 2012.

The Company has net operating losses amounting to approximately $3,212,000 that expire in various periods through 2031. The ultimate realization of the net operating losses is dependent upon future taxable income, if any, of the Company and may be limited in any one period by alternative minimum tax rules. Although management believes that the Company will have sufficient future taxable income to absorb the net operating loss carryovers before the expiration of the carryover period, the current global economic crisis imposes additional profitability risks that are beyond the Company’s control. Accordingly, management has determined that a full valuation allowance of the deferred tax asset is appropriate at this time.

Internal Revenue Code Section 382 imposes limitations on the use of net operating loss carryovers when the stock ownership of one or more 5% shareholders (shareholders owning 5% or more of the Company’s outstanding capital stock) has increased by more than 50 percentage points. Management intends to carefully monitor share ownership of 5% shareholders but cannot control the ownership changes occurring as a result of public trading of the Company’s Common Stock. Accordingly, there is a risk of an ownership change beyond the control of the Company that could trigger a limitation of the use of the loss carryover.

The Company has no uncertain income tax positions.

The tax years ended December 31, 2007 through 2011 are open for examination by federal and state taxing authorities. The Company has not filed all required federal and state income tax returns for years prior to 2010.

The statutory federal income tax rate and the effective rate are reconciled as follows:

	June 30, 2012	December 31, 2011
Statutory federal income tax rate	34%	34%
State taxes, net of federal tax benefit	5%	5%
Valuation allowance	(39)%	(39)%
Net deferred tax asset	-%	-%

NOTE 9 - INCOME TAXES

The Company has the following deferred tax assets and liabilities:

	December 31,
	2011	2010
Noncurrent assets and liabilities
Intellectual property	$1,038,000	$-
Net operating loss carryforwards	843,000	52,000
	1,881,000	52,000
Valuation allowance	(1,881,000)	(52,000)
Net deferred tax asset	$-	$-

The valuation allowance for the deferred tax asset increased by $1,829,000 for the year ended December 31, 2011.

The Company has net operating losses amounting to approximately $2,162,000 that expire in various periods through 2031. The ultimate realization of the net operating losses is dependent upon future taxable income, if any, of the Company and may be limited in any one period by alternative minimum tax rules. Although management believes that the Company will have sufficient future taxable income to absorb the net operating loss carryovers before the expiration of the carryover period, the current global economic crisis imposes additional profitability risks that are beyond the Company’s control. Accordingly, management has determined that a full valuation allowance of the deferred tax asset is appropriate at this time.

Internal Revenue Code Section 382 imposes limitations on the use of net operating loss carryovers when the stock ownership of one or more 5% shareholders (shareholders owning 5% or more of the Company’s outstanding capital stock) has increased by more than 50 percentage points. Management intends to carefully monitor share ownership of 5% shareholders but cannot control the ownership changes occurring as a result of public trading of the Company’s Common Stock. Accordingly, there is a risk of an ownership change beyond the control of the Company that could trigger a limitation of the use of the loss carryover.

The Company has no uncertain income tax positions.

The tax years ended December 31, 2007 through 2011 are open for examination by federal and state taxing authorities. The Company has not filed all required Federal and state income tax returns for years prior to 2010.

The statutory Federal income tax rate and the effective rate are reconciled as follows:

	Year Ended December 31,
	2011	2010
Statutory Federal income tax rate	34%	34%
State taxes, net of Federal tax benefit	5%	5%
Valuation allowance	(39)%	(39)%
Net deferred tax asset	-%	-%

Commitments, Contingencies and Other Comments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND OTHER COMMENTS

NOTE 10 - COMMITMENTS, CONTINGENCIES AND OTHER COMMENTS

Distribution Agreement
On May 16, 2012, the Company entered into a distribution agreement (the “Distribution Agreement”) with Maximum Human Performance, a company engaged in the development, marketing and distribution of nutritional and other therapies for consumer use (“MHP”). Pursuant to the Agreement, MHP will, on an exclusive basis, provide marketing, sales and distribution of MYO-T12, in retail and other outlets.  MHP agreed to pay the Company $195,301 upon the execution of the Distribution Agreement, with such amount to be credited against future purchase orders by MHP. The Distribution Agreement also provides additional supply and payment rights to MHP (including a per-unit royalty in the low single digits), on a non-exclusive basis, upon the termination of MHP’s exclusivity rights. The term of the Distribution Agreement is one year, with an effective date for exclusivity beginning on September 29, 2012. In the event MHP achieves certain sales targets for MYO-T12, the exclusivity provisions of the Distribution Agreement will be extended for an additional one or two years.

Employment Agreements

J.B. Bernstein: On February 25, 2011, the Company entered into an employment agreement with J.B. Bernstein, pursuant to which Mr. Bernstein served as Chief Executive Officer of the Company. The employment agreement was amended effective as of March 1, 2011.  On April 30, 2012, J.B. Bernstein resigned from his positions as President and Chief Executive Officer and as a member of the Company’s board of directors. In connection with his resignation, Mr. Bernstein entered into a consulting agreement with the Company (the “Consulting Agreement”), pursuant to which Mr. Bernstein will be entitled to a consulting fee of $5,000 per month during the six-month term of the Consulting Agreement. The Consulting Agreement also includes confidentiality and non-competition obligations and provisions for intellectual property assignments by Mr. Bernstein.

Carlon Colker MD, FACN: On February 25, 2011, concurrent with the closing of the Acquisition, the Company entered into an employment agreement with Carlon Colker, MD, FACN, pursuant to which Dr. Colker will serve as Chief Medical Officer and Executive Vice President of the Company. On June 14, 2012, Dr. Carlon Colker resigned from his positions as Chief Medical Officer and Executive Vice President. Simultaneously with his resignation, Dr. Colker agreed to serve on the Company’s Scientific Advisory Board.  In connection with his appointment to the Scientific Advisory Board, Dr. Colker entered into an advisory board agreement with the Company, pursuant to which the Company issued him 300,000 shares of common stock. The Agreement also includes standard confidentiality and non-competition obligations and provisions for intellectual property assignments by Dr. Colker.

Peter A. Levy: On February 10, 2012, the Company entered into an employment agreement (the “Agreement”) with Peter Levy, age 51, pursuant to which Mr. Levy will serve as the Company’s Chief Operating Officer and Executive Vice President.

Pursuant to the terms of the Agreement, Mr. Levy will work for the Company on a full-time basis and will receive an annual base salary of $200,000.  Mr. Levy will be entitled to such bonus compensation (e.g. cash, stock or other property) as determined by the Company’s board of directors in its sole discretion. In addition, upon signing, Mr. Levy was granted 500,000 shares of the Company’s common stock, which shares will vest semi-annually commencing on August 10, 2012. The term of the Agreement is two years, and the Agreement will automatically renew for successive two-year periods, unless a notice of non-renewal is provided by either party more than 60 days prior to the expiration date of the term.

In the event Mr. Levy’s employment with the Company is terminated as a result of his death, his estate will be entitled to receive any accrued and unpaid compensation through the date of termination and certain benefits for six months following the date of termination. In addition, all of his unvested options will expire immediately and any vested options will expire twelve months following the date of termination.  In the event Mr. Levy’s employment with the Company is terminated as a result of a disability, he will be entitled to receive his base salary for six months following the date of termination and certain benefits for twelve months following the date of termination. In addition, all of his unvested options will expire immediately and any vested options will expire twelve months following the date of termination.

In the event Mr. Levy’s employment with the Company is terminated for any reason other than death or disability, he will be entitled to receive any accrued and unpaid compensation through the date of termination. If he is terminated without cause (as defined in the Agreement) or resigns for good reason (as defined in the Agreement), all of his unvested options will vest immediately and any vested options will expire twelve months following the date of termination. If Mr. Levy is terminated for cause, all unvested options will expire immediately and any vested options will expire three months following the date of termination. In lieu of any severance payment, Mr. Levy is entitled to receive $40,000 on the effective date of the Agreement.

Sponsorship Agreement
On June 27, 2011, the Company entered into a one year agreement with a celebrity spokesperson pursuant to which the spokesperson agreed to perform certain services for the Company and granted the Company the worldwide right to use the spokesperson’s name and approved image in various media. The agreement provided for cash compensation of $150,000 in three equal installments of $50,000, all of which has been paid prior to June 30, 2012. Royalties at the rate of $0.50 per unit sold are payable to the spokesperson for the term of the agreement and an additional 12 months thereafter. The agreement expired in June 2012.

The agreement also provided for the issuance of warrants to purchase 150,000 shares of common stock, 100,000 of which were issued upon signing of the agreement and 50,000 of were issued in December 2011. The warrants have a term of two years with an exercise price of $1.00 per share. The warrants further provide that in the event (a) the trading price of the common stock of the Company on its principal trading market does not exceed $2.00 within two years of issuance and (b) the warrants were not exercised prior to such time, then the spokesperson shall have the right to sell any unexercised portion of the warrants to the Company in exchange for $1.00 for each share of common stock underlying the unexercised portion of the warrants.

The 100,000 warrants issued upon execution of the agreement and the 50,000 warrants issued in December 2011 were valued at $88,600 and $48,050, respectively, using a Black-Scholes option pricing model and determining that the put option was the predominant feature of the instrument.

Director and Advisory Board Agreements:

Dr. Louis Aronne:
On July 14, 2011, the Company entered into two separate agreements with Dr. Louis Aronne to be a member of the Board of Directors and the Scientific Advisory Board.

The director agreement provides for compensation in the form of 100,000 shares of restricted common stock vesting in five equal annual installments commencing on execution of the agreement and an option to purchase 250,000 shares of common stock at an exercise price of $0.64 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option will vest immediately. The advisory board agreement has a term of 5 years and provides for the issuance of 500,000 shares vesting in five equal annual installments commencing July 14, 2012 and an option to purchase 500,000 shares at $.64 per share vesting in four equal annual installments, and the first installment vested immediately upon the execution of the agreement.  Upon a Change of Control, all unvested option shall immediately vest.

Dr. Robert Hariri:
On July 26, 2011, the Company entered into an agreement with Dr. Robert Hariri to be a member of the Board of Directors. The director agreement provides for 100,000 shares of restricted common stock vesting in five equal annual installments (the first installment of which vested immediately) and an option to purchase 250,000 shares of common stock at an exercise price of $0.69 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option shall immediately vest.

Dr. Peter Diamandis:
On August 15, 2011, the Company entered into an agreement with Dr. Peter Diamandis to be a member of the Board of Directors. The director agreement provides for 100,000 shares of restricted common stock vesting in five equal annual installments commencing (the first installment of which vested immediately) and an option to purchase 250,000 shares of common stock at an exercise price of $0.45 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option shall immediately vest.

Dr. Buzz Aldrin: On May 24, 2012, the Company entered into an agreement with Dr. Buzz Aldrin to be a member of the Board of Directors. The director agreement provides for 100,000 shares of restricted common stock vesting in five equal annual installments commencing (the first installment of which vested immediately) and an option to purchase 250,000 shares of common stock at an exercise price of $0.14 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option shall immediately vest.

Stock-Based Compensation:
We do not have a formal stock compensation plan. Although we do not have a formal plan, we do grant restricted common stock awards to consultants from time to time. Additionally, during the six months ended June 30, 2012 and the year ended December 31, 2011, we granted options to directors to acquire an aggregate of 250,000 and 1,250,000 shares of restricted common stock, respectively. 423,611 have vested and 1,076,389 remain unvested at June 30, 2012. The vesting terms range from 3 to 4 years and the options have a weighted average remaining term of 9.21 years and a weighted average exercise price of $0.53 per share.

During the six months ended June 30, 2012, the Company issued an aggregate of 2,680,000 shares of restricted common stock to consultants and an officer for services. The 750,000 shares issued to an officer do not start to vest until August 2012. The shares issued were valued at trading prices on the date of issuance of between $.09 and $0.45 per share for an aggregate charge of $382,025.

NOTE 10 - COMMITMENTS, CONTINGENCIES AND OTHER COMMENTS

Employment Agreements

J.B. Bernstein: On February 25, 2011, the Company entered into an employment agreement with J.B. Bernstein, pursuant to which Mr. Bernstein will serve as Chief Executive Officer of the Company. The employment agreement was amended effective as of March 1, 2011.

Pursuant to Mr. Bernstein’s employment agreement, as amended, the term of employment with the Company is for four years, commencing on February 25, 2011.   The agreement provides that Mr. Bernstein will work on a full-time basis and will receive a one-time signing bonus of $20,000 plus an annual base salary of $213,600.  For the term of the employment agreement, Mr. Bernstein shall be entitled to receive an annual cash bonus of up to 50% of his base salary depending on the Company’s achievement of certain milestones.  The agreement shall automatically renew for successive one- year periods at the same base salary, unless a notice of non-renewal is provided by either party within 90 days prior to the expiration date.  In connection with the Acquisition, Ms. Mathers, our former Chief Executive Officer, transferred 3,000,000 shares to Mr. Bernstein upon commencement of his employment.

Upon the adoption of a stock option plan, the Company will grant Mr. Bernstein an option to purchase shares of common stock of the Company consistent with the option awards granted to similarly situated executives, as determined by the Company’s board of directors after consultations with Mr. Bernstein. The option vests in annual equal installments over the term of the employment agreement.

Mr. Bernstein is entitled to receive twelve months’ base salary in the event his employment with the Registrant is terminated other than by death or for cause by the Company.  In the event Mr. Bernstein’s employment is terminated for cause (as defined in the employment agreement), he shall be entitled to receive only the base salary owed to him as of the date of termination.

Mr. Bernstein’s employment agreement contains customary non-competition and non-solicitation provisions that extend to twelve months after termination of Mr. Bernstein’s employment with the Registrant. Mr. Bernstein also agreed to customary terms regarding the protection and confidentiality of trade secrets, proprietary information and technology, designs and inventions.

Mr. Bernstein shall be entitled to participate in such employee benefit plans and insurance offered by the Registrant to similarly situated employees of the Company subject to eligibility requirements, restrictions and limitations of any such plans.

Carlon Colker MD, FACN: On February 25, 2011, concurrent with the closing of the Acquisition, the Company entered into an employment agreement with Carlon Colker, MD, FACN, pursuant to which Dr. Colker will serve as Chief Medical Officer and Executive Vice President of the Company.

Pursuant to Dr. Colker’s employment agreement, the term of employment with the Company is for three years, commencing on February 25, 2011.   The agreement provides that Dr. Colker will work on a part-time basis and will receive an annual base salary of $60,000.  For the term of the employment agreement, Dr. Colker shall be entitled to receive an annual cash bonus of up to 50% of his base salary depending on the Company’s achievement of certain milestones.  The agreement shall automatically renew for successive one-year periods at a base salary of $150,000, unless a notice of non-renewal is provided by either party within 90 days prior to the expiration date. Pursuant to the terms of his employment agreement, Dr. Colker will continue to maintain a separate medical practice and other activities relating to Peak and those activities will take precedence over his obligations to the Company.

Upon the adoption of a stock option plan, the Company will grant Dr. Colker an option to purchase shares of common stock of the Company consistent with the option awards granted to similarly situated executives, as determined by the Company’s board of directors after consultations with Dr. Colker. The option vests in annual equal installments over the term of the employment agreement.

Dr. Colker is entitled to receive twelve months’ base salary in the event his employment with the Company is terminated other than by death or for cause by the Company.  In the event Dr. Colker’s employment is terminated for cause (as defined in the employment agreement), he shall be entitled to receive only the base salary owed to him as of the date of termination.

Dr. Colker’s employment agreement contains customary non-competition and non-solicitation provisions that extend to termination of Dr. Colker’s employment with the Company. Dr. Colker will not be subject to any non-competition and non-solicitation provisions subsequent to the termination of his employment with the Company. Dr. Colker also agreed to customary terms regarding the protection and confidentiality of trade secrets, proprietary information and technology, designs and inventions.

Dr. Colker shall be entitled to participate in such employee benefit plans and insurance offered by the Company to similarly situated employees of the Company subject to eligibility requirements, restrictions and limitations of any such plans.

Sponsorship Agreement

On June 27, 2011, the Company entered into a one year agreement with a celebrity spokesperson pursuant to which the spokesperson agreed to perform certain services for the Company and granted the Company the worldwide right to use the spokesperson’s name and approved image in various media. The agreement provided for cash compensation of $150,000 in three equal installments of $50,000, all of which has been paid prior to December 31, 2011. Royalties at the rate of $0.50 per unit sold are payable for the term of the agreement and an additional 12 months thereafter.

The agreement also provided for the issuance of warrants to purchase 150,000 shares of common stock, 100,000 of which were issued upon signing of the agreement and 50,000 of were issued in December 2011. The warrants have a term of two years with an exercise price of $1.00 per share. The warrants further provide that in the event (a) the trading price of the common stock of the Company on its principal trading market does not exceed $2.00 within two years of issuance and (b) the Warrants were not exercised prior to such time, then the spokesperson shall have the right to sell any unexercised portion of the Warrants to the Company in exchange for $1.00 for each share of common stock underlying the unexercised portion of the Warrants.

The 100,000 warrants issued upon execution of the agreement and the 50,000 issued in December 2011 were valued at $88,600 and $48,050, respectively, using a Black-Scholes option pricing model and determining that the put option was the predominant feature of the instrument.

Investor Relations Consulting Agreement

On July 5, 2011, the Company entered into an investor relations agreement for a term of 6 months for a total fee of $250,000. The fee was paid in June 2011 and the unamortized portion is included on the balance sheet in prepaid expenses.

Investor Advisory Agreement

On July 5, 2011, the Company entered into an investor advisory agreement with a third party for a term of 6 months providing for compensation solely in the form of 400,000 shares of restricted common stock with “piggy-back” registration rights, which shares were issued on that date. The shares were valued at $266,000, the value of the shares on the date of the agreement.

Director and Advisory Board Agreements:

Dr. Louis Aronne:

On July 14, 2011, the Company entered into two separate agreements with Dr. Louis Aronne to be a member of the Board of Directors and the chairman of the newly formed Medical Advisory Board.

The director agreement provides for compensation in the form of 100,000 shares of restricted common stock vesting in five equal annual installments commencing on execution of the agreement and an option to purchase 250,000 shares of common stock at an exercise price of $.64 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option will vest immediately. The advisory board agreement has a term of 5 years and provides for the issuance of 500,000 shares vesting in five equal annual installments commencing July 14, 2012 and an option to purchase 500,000 shares at $.64 per share vesting in four equal annual installments, and the first installment vested immediately upon the execution of the agreement.  Upon a Change of Control, all unvested option shall immediately vest.

Dr. Robert Hariri:

On July 26, 2011, the Company entered into an agreement with Dr. Robert Hariri to be a member of the Board of Directors. The director agreement provides for 100,000 shares of restricted common stock vesting in five equal annual installments (the first installment of which vested immediately) and an option to purchase 250,000 shares of common stock at an exercise price of $.69 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option shall immediately vest.

Dr. Peter Diamandis:

On August 15, 2011, the Company entered into an agreement with Dr. Peter Diamandis to be a member of the Board of Directors. The director agreement provides for 100,000 shares of restricted common stock vesting in five equal annual installments commencing (the first installment of which vested immediately) and an option to purchase 250,000 shares of common stock at an exercise price of $.45 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option shall immediately vest.

Stock-Based Compensation:

We do not have a formal stock compensation plan. Although we do not have a formal plan, we do grant restricted common stock awards to consultants from time to time. Additionally, during the year ended December 31, 2011, we granted options to directors to acquire an aggregate of 1,250,000 shares of restricted common stock, of which 374,999 have vested and 875,001 remain unvested at December 31, 2011. The vesting terms range from 3 to 4 years and the options have a weighted average remaining term of 2 years and a weighted average exercise price of $.66 per share.

During the year ended December 31, 2011, the Company issued an aggregate of 2,055,000 shares of restricted common stock to consultants for services. The shares issued were valued at trading prices on the date of issuance ranging from $.09 to $.45 per share for an aggregate charge of $690,193.

Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 11 - SUBSEQUENT EVENT

Offering of Unregistered Securities
On July 6, 2012, the Company issued an aggregate of 19,980,000 shares of restricted common stock to accredited investors in a private placement and received aggregate gross proceeds of $4,995,000. The securities are subject to registration rights.

NOTE 11 - SUBSEQUENT EVENTS

Employment Agreement - Peter Levy

On February 10, 2012, the Company entered into an employment agreement (the “Agreement”) with Peter Levy, age 51, pursuant to which Mr. Levy will serve as the Company’s Chief Operating Officer and Executive Vice President.

Pursuant to the terms of the Agreement, Mr. Levy will work for the Company on a full-time basis and will receive an annual base salary of $200,000.  Mr. Levy will be entitled to such bonus compensation (e.g. cash, stock or other property) as determined by the Company’s board of directors in its sole discretion. In addition, Mr. Levy was granted 500,000 shares of the Company’s common stock, which shares will vest semi-annually commencing on August 10, 2012. The term of the Agreement is two years, and the Agreement will automatically renew for successive two-year periods, unless a notice of non-renewal is provided by either party within 60 days prior to the expiration date of the term.

In the event Mr. Levy’s employment with the Company is terminated as a result of his death, his estate will be entitled to receive any accrued and unpaid compensation through the date of termination and certain benefits for six months following the date of termination. In addition, all of his unvested options will expire immediately and any vested options will expire twelve months following the date of termination.  In the event Mr. Levy’s employment with the Company is terminated as a result of a disability, he will be entitled to receive his base salary for six months following the date of termination and certain benefits for twelve months following the date of termination. In addition, all of his unvested options will expire immediately and any vested options will expire twelve months following the date of termination.

In the event Mr. Levy’s employment with the Company is terminated for any reason other than death or disability, he will be entitled to receive any accrued and unpaid compensation through the date of termination. If he is terminated without cause (as defined in the Agreement) or resigns for good reason (as defined in the Agreement), all of his unvested options will vest immediately and any vested options will expire twelve months following the date of termination. If Mr. Levy is terminated for cause, all unvested options will expire immediately and any vested options will expire three months following the date of termination. In lieu of any severance payment, Mr. Levy is entitled to receive $40,000 on the effective date of the Agreement.

Offering of Unregistered Securities

During February and March 2012, the Company issued an aggregate of 10,250,000 shares of restricted common stock to certain investors in a private placement and received aggregate gross proceeds of $1,025,000. The securities are subject to piggyback registration rights under the subscription agreements.

Nature of Organization and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization & Business Activities
Organization & Business Activities

MYOS Corporation, formerly known as Atlas Therapeutics Corporation (the "Company"), was incorporated under the laws of the State of Nevada on April 11, 2007. On February 25, 2011, the Company entered into an agreement to purchase certain intellectual property from Peak Wellness, Inc. (the "Acquisition"). Since the Acquisition, the Company’s business focus has been on the discovery, development and commercialization of therapeutic products, nutritional supplements and other technologies aimed at improving the health and performance of muscle tissue (see Note 8 – Intellectual Property Purchase Agreement). The Company has only realized revenues of $467,904 through June 30, 2012 without fully implementing its plan of operations and therefore is still considered a development stage company.

Organization & Business Activities

MYOS Corporation (the "Company") was incorporated under the laws of the State of Nevada on April 11, 2007 to provide mailing & shipping services. The Company changed its name to Atlas Therapeutics Corporation in May 2010. On February 25, 2011, the Company entered into an agreement to purchase certain intellectual property from Peak Wellness, Inc. (the "Acquisition"). Since the Acquisition, the Company’s business focus has been on the discovery, development and commercialization of therapeutic products, nutritional supplements and other technologies aimed at improving the health and performance of muscle tissue (see Note 8 – Intellectual Property Purchase Agreement). The Company has only realized revenues of $99,475 through December 31, 2011 and therefore is still considered a development stage company.

Continuation of the Company as a Going Concern

Continuation of the Company as a Going Concern

At December 31, 2011, the Company had cash of $61,266, accumulated losses since inception of $5,731,246 and a working capital deficit of $665,605. As of April 9, 2012, the Company had remaining cash of approximately $96,000, with current liabilities of approximately $1,000,000. These factors raise substantial doubt about the ability of the Company to continue as a going concern. The continuation of the Company as a going concern is dependent both on achieving the projected sales growth of the Company''s products and obtaining additional financing on terms acceptable to the Company. No adjustments have been made to the accompanying financial statements to reflect the recoverability or classification of recorded asset amounts or the amounts or classification of liabilities should the Company be unable to continue in existence.

Depreciation

Depreciation

The cost of property and equipment will be depreciated over the estimated useful life of 4 to 7 years. Depreciation is computed using the straight-line method when assets are placed in service.

Depreciation

The cost of property and equipment will be depreciated over the estimated useful life of 4 to 7 years. Depreciation is computed using the straight-line method when assets are placed in service.

Basis of Accounting and Principles of Consolidation

Basis of Accounting and Principles of Consolidation
The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiary, Atlas Acquisition Corp. (formed on February 23, 2011 to facilitate the purchase of the intellectual property discussed in Note 8). All material intercompany balances and transactions have been eliminated. These interim financial statements include all adjustments that, in the opinion of management, are necessary in order to make the financial statements not misleading.

Basis of Accounting and Principles of Consolidation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiary, Atlas Acquisition Corp. (formed on February 23, 2011 to facilitate the purchase of the intellectual property discussed in Note 8). All material intercompany balances and transactions have been eliminated.

Cash & Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments purchased with a maturity of three months or less to be a cash equivalent.	Cash & Cash Equivalents The Company considers all highly liquid investments purchased with a maturity of three months or less to be a cash equivalent.
Estimates

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues & expenses during the reporting period.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues & expenses during the reporting period.

Fair Value of Indefinite-Lived Intangible Assets

Fair Value of Indefinite-Lived Intangible Assets

The Company''''s policy is to evaluate indefinite-lived intangible assets for possible impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. An intangible asset with an indefinite life (the intellectual property) is evaluated for possible impairment by comparing the fair value of the asset with its carrying value. Fair value is estimated as the discounted value of future revenues arising from a trademark using a royalty rate that an independent party would pay for use of that trademark. An impairment charge is recorded if the trademark''''s carrying value exceeds its estimated fair value. An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value. See Note 8 for information related to impairment charges recorded in 2011 for indefinite-lived intellectual property intangible assets.

Fair Value of Indefinite-Lived Intangible Assets

The Company''s policy is to evaluate indefinite-lived intangible assets for possible impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. An intangible asset with an indefinite life (the intellectual property) is evaluated for possible impairment by comparing the fair value of the asset with its carrying value. Fair value is estimated as the discounted value of future revenues arising from a trademark using a royalty rate that an independent party would pay for use of that trademark. An impairment charge is recorded if the trademark''s carrying value exceeds its estimated fair value. An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value. See Note 8 for information related to impairment charges recorded in 2011 for indefinite-lived intellectual property intangible assets.

Revenue Recognition	Revenue Recognition The Company recognizes revenue when products are shipped and collection is reasonably assured.	Revenue Recognition The Company recognizes revenue when products are shipped and collection is reasonably assured.
Inventories	Inventories Inventories are stated at the lower of cost or market, with cost generally determined on a first-in, first-out basis.
Inventories

Inventory consist of the following:
	December 31,	December 31,
	2011	2010
Raw materials	$-	$-
Work in process	-	-
Finished goods	526,284	-
Total Inventory	$526,284	$-

Inventories are stated at the lower of cost or market, with cost determined on a first in, first-out basis.

Advertising

Advertising

The Company charges the costs of advertising to expense as incurred. The Company incurred $1,000 of advertising and promotional costs for the period ended June 30, 2012 and $359,489 since its inception.

Advertising

The Company charges the costs of advertising to expense as incurred. The Company incurred $244,075 in advertising and promotional costs for the period ended December 31, 2011 and since its inception.

Fixed Assets

Fixed Assets

Fixed assets consists solely of office equipment and are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of 5 to 7 years. Repair and maintenance costs are expensed as incurred. Depreciation expense for the period ended June 30, 2012 was $452.

Fixed Assets

Fixed assets consists solely of office equipment and are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of 5 to 7 years. Repair and maintenance costs are expensed as incurred. Depreciation expense for the year ended December 31, 2011 was $276.

Concentrations of Risk

Concentrations of Risk

The Company''''s bank accounts are deposited in insured institutions. From December 31, 2010 through December 31, 2012, all non-interest-bearing transaction accounts will be fully insured by the FDIC, regardless of the balance of the account and the ownership capacity of the funds. Since all of the Company''''s cash in banks at June 30, 2012 were deposited in a checking account which is considered a noninterest-bearing transaction account, all of its funds are currently insured regardless of the balance. Subsequent to June 30, 2012, as a result of the proceeds from private placement described in Note 11, we had substantially higher balances in interest bearing accounts and, accordingly, are now subject to the risk of uninsured bank balances.

Concentrations of Risk

The Company''s bank accounts are deposited in insured institutions. From December 31, 2010 through December 31, 2012, all non-interest-bearing transaction accounts will be fully insured by the FDIC, regardless of the balance of the account and the ownership capacity of the funds. Since all of the Company''s funds are deposited in a checking account which is considered a noninterest-bearing transaction account, all of its funds are currently insured regardless of the balance.

Equity Based Compensation
Equity Based Compensation

The Company accounts for equity-based compensation under the provisions of ASC 718-10 Compensation - Stock Compensation and ASC 505-50 Equity Based Payments to Non-Employees. ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. For stock options and restricted stock that do not vest immediately but which contain only a service vesting feature, we recognize compensation cost on the unvested shares and options on a straight-line basis over the remaining vesting period, net of any projected forfeitures
.
The Company uses the Black-Scholes option-pricing model as its method of valuation for share-based compensation. Our determination of fair value of share-based payment awards on the date of grant using an option-pricing model is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to our expected stock price volatility over the term of the awards, and certain other market variables such as the risk free interest rate. Equity-based compensation expense for awards to employees and non-employees recognized was $380,666 and $1,600,933 for the periods ended June 30, 2012 and 2011, respectively.

Equity Based Compensation

The Company accounts for equity-based compensation under the provisions of ASC 718-10 Compensation - Stock Compensation and ASC 505-50 Equity Based Payments to Non-Employees. ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. For stock options and restricted stock that do not vest immediately but which contain only a service vesting feature, we recognize compensation cost on the unvested shares and options on a straight-line basis over the remaining vesting period, net of any projected forfeitures

The Company uses the Black-Scholes option-pricing model as its method of valuation for share-based compensation. Our determination of fair value of share-based payment awards on the date of grant using an option-pricing model is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to our expected stock price volatility over the term of the awards, and certain other market variables such as the risk free interest rate. Equity-based compensation expense for awards to employees and non-employees recognized was $2,550,595 and $NIL for the years ended December 31, 2011 and 2010, respectively.

Comprehensive Loss

Comprehensive Loss

The Company had no items of other comprehensive income or expense for the years ended June 30, 2012 and 2011, respectively.  Accordingly, the Company''''s comprehensive loss and net loss are the same for all periods presented.

Comprehensive Loss

The Company had no items of other comprehensive income or expense for the years ended December 31, 2011 and 2010, respectively.  Accordingly, the Company''s comprehensive loss and net loss are the same for all periods presented.

Segment Information

Segment Information

ASC 280, “Disclosures about Segments of an Enterprise and Related Information”, establishes standards for reporting information regarding operating segments in annual consolidated financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. It also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company operates in a single segment, internally reports the results of operations for that segment and the information disclosed herein materially represents all of the financial information related to the single operating segment.

Segment Information

ASC 280, “Disclosures about Segments of an Enterprise and Related Information”, establishes standards for reporting information regarding operating segments in annual consolidated financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. It also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company operates in a single segment, internally reports the results of operations for that segment and the information disclosed herein materially represents all of the financial information related to the single operating segment.

Fair Value Measurement

Fair Value Measurement

The Company adopted the provisions of ASC 820 “Fair Value Measurements and Disclosures” on January 1, 2009, the beginning of our 2009 fiscal year. ASC 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing an asset or liability and establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. As originally issued, it was effective for fiscal years beginning after November 15, 2007, with early adoption permitted. It does not require any new fair value measurements. It only applies to accounting pronouncements that already require or permit fair value measures, except for standards that relate to share-based payments.

On February 12, 2008, the FASB allowed deferral of the effective date of ASC 820 for one year, as it relates to nonfinancial assets and liabilities. Accordingly, our adoption related only to financial assets and liabilities. Upon adoption ASC 820, there was no cumulative effect adjustment to beginning retained earnings and no impact on the consolidated financial statements as of December 31, 2010 and 2009, respectively.

Valuation techniques considered under ASC 820 techniques are based on observable and unobservable inputs. The ASC classifies these inputs into the following hierarchy:

Level 1 inputs are observable inputs and use quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date and are deemed to be most reliable measure of fair value.

Level 2 inputs are observable inputs and reflect assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Level 2 inputs includes 1) quoted prices for similar assets or liabilities in active markets, 2) quoted prices for identical or similar assets or liabilities in markets that are not active, 3) observable inputs such as interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, credits risks, default rates, and 4) market-corroborated inputs.

Level 3 inputs are unobservable inputs and reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available under the circumstances.

In October 2008, the FASB clarified the application of ASC 820 in determining the fair value of a financial asset when the market for that financial asset is not active.

The Company adopted the provisions of ASC 825, “The Fair Value Option for Financial Assets and Liabilities”, on January 1, 2009, the beginning of our 2009 fiscal year. ASC 825 permits us to choose to measure certain financial assets and liabilities at fair value that are not currently required to be measured at fair value (the “Fair Value Option”). Election of the Fair Value Option is made on an instrument-by-instrument basis and is irrevocable. At the adoption date, unrealized gains and losses on financial assets and liabilities for which the Fair Value Option has been elected are reported as a cumulative adjustment to beginning retained earnings.

Our intangible assets are valued and tested for impairment using Level 3 inputs (see Note 8). In the process of the valuation of the intangible asset, we determined that the carrying cost exceeded the fair value at December 31, 2011 and we recorded an impairment charge and adjusted the balance of the asset to reflect the fair value.

Fair Value Measurement

The Company adopted the provisions of ASC 820 “Fair Value Measurements and Disclosures” on January 1, 2009, the beginning of our 2009 fiscal year. ASC 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing an asset or liability and establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. As originally issued, it was effective for fiscal years beginning after November 15, 2007, with early adoption permitted. It does not require any new fair value measurements. It only applies to accounting pronouncements that already require or permit fair value measures, except for standards that relate to share-based payments.

On February 12, 2008, the FASB allowed deferral of the effective date of ASC 820 for one year, as it relates to nonfinancial assets and liabilities. Accordingly, our adoption related only to financial assets and liabilities. Upon adoption ASC 820, there was no cumulative effect adjustment to beginning retained earnings and no impact on the consolidated financial statements as of December 31, 2010 and 2009, respectively.

Valuation techniques considered under ASC 820 techniques are based on observable and unobservable inputs. The ASC classifies these inputs into the following hierarchy:

Level 1 inputs are observable inputs and use quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date and are deemed to be most reliable measure of fair value.

Level 2 inputs are observable inputs and reflect assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Level 2 inputs includes 1) quoted prices for similar assets or liabilities in active markets, 2) quoted prices for identical or similar assets or liabilities in markets that are not active, 3) observable inputs such as interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, credits risks, default rates, and 4) market-corroborated inputs.

Level 3 inputs are unobservable inputs and reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available under the circumstances.

In October 2008, the FASB clarified the application of ASC 820 in determining the fair value of a financial asset when the market for that financial asset is not active.

The Company adopted the provisions of ASC 825, “The Fair Value Option for Financial Assets and Liabilities”, on January 1, 2009, the beginning of our 2009 fiscal year. ASC 825 permits us to choose to measure certain financial assets and liabilities at fair value that are not currently required to be measured at fair value (the “Fair Value Option”). Election of the Fair Value Option is made on an instrument-by-instrument basis and is irrevocable. At the adoption date, unrealized gains and losses on financial assets and liabilities for which the Fair Value Option has been elected are reported as a cumulative adjustment to beginning retained earnings.

Our intangible assets are valued and tested for impairment using Level 3 inputs (see Note 8). In the process of the valuation of the intangible asset, we determined that the carrying cost exceeded the fair value and we recorded an impairment charge and adjusted the balance of the asset to reflect the fair value.

Basic and Diluted Income (Loss) per Share

Basic and Diluted Income (Loss) per Share

In accordance with ASC 260, Earnings Per Share, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed in a manner similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. At June 30, 2012 and 2011, the Company’s stock equivalents were anti-dilutive and excluded in the diluted loss per share computation. The aggregate number of potentially dilutive warrants and options outstanding at June 30, 2012 were 2,254,998.

Basic and Diluted Income (Loss) per Share

In accordance with ASC 260, Earnings Per Share, the basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed in a manner similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. At December 31, 2011 and 2010, the Company’s stock equivalents were anti-dilutive and excluded in the diluted loss per share computation. The aggregate number of potentially dilutive warrants and options outstanding at December 31, 2011 were 9,534,997.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company follows ASC 740 rules governing uncertain tax positions, which provides guidance for recognition and measurement. This prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on recognition, classification and disclosure of these uncertain tax positions. The Company has no uncertain income tax positions.

Interest costs and penalties related to income taxes are classified as interest expense and selling, general and administrative costs, respectively, in the Company''''s financial statements. For the six months ended June 30, 2012 and 2011, the Company did not recognize any interest or penalty expense related to income taxes. The Company files income tax returns in the U.S. federal jurisdiction and states in which it does business.

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company follows ASC 740 rules governing uncertain tax positions, which provides guidance for recognition and measurement. This prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on recognition, classification and disclosure of these uncertain tax positions. The Company has no uncertain income tax positions.

Interest costs and penalties related to income taxes are classified as interest expense and selling, general and administrative costs, respectively, in the Company''s financial statements. For the years ended December 31, 2011 and 2010, the Company did not recognize any interest or penalty expense related to income taxes. The Company files income tax returns in the U.S. federal jurisdiction and states in which it does business.

Nature of Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Components of inventory
Inventory consist of the following:
	December 31,	December 31,
	2011	2010
Raw materials	$-	$-
Work in process	-	-
Finished goods	526,284	-
Total Inventory	$526,284	$-

Private Placements of Restricted Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Private Placement Of Restricted Common Stock [Abstract]
Summary of proceeds from private placements
Date	Shares	Gross Proceeds	Related Warrant Liability at Inception	Related Warrant Liability at June 30, 2012
February 25, 2011	4,766,666	$1,430,000	$2,350,251	$49,583
May 31, 2011	1,409,999	423,000	1,186,859	191,307
June 27, 2011	1,874,999	562,500	1,243,838	18,001
July 12, 2011	83,333	25,000	57,742	-
December 2, 2011	200,000	40,000	-	-
February 10, 2012	3,250,000	325,000	-	-
February 14, 2012	4,000,000	400,000	-	-
March 7, 2012	1,000,000	100,000	-	-
March 15, 2012	1,750,000	175,000	-	-
March 22, 2012	250,000	25,000	-	-
April 9, 2012	1,000,000	100,000	-	-
April 24, 2012	* 200,000	-	-	-
June 28, 2012	2,400,000	600,000	-	-
	22,184,997	$4,205,500	$4,838,690	$258,891

Date	Shares	Gross Proceeds	Related Warrant Liability at Inception	Related Warrant Liability at December 31, 2011
February 25, 2011	4,766,666	$1,430,000	$2,350,251	$381,401
May 31, 2011	1,409,999	423,000	1,186,859	118,141
June 27, 2011	1,874,999	562,500	1,243,838	159,234
July 12, 2011	83,333	25,000	57,742	7,162
December 2, 2011	200,000	40,000	-	-
	8,334,997	$2,480,500	$4,838,690	$665,938

Warrants and Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants and Rights Note Disclosure [Abstract]
Summary of warrants issued to private placement stockholders and consultants

Grant Date	Number of Warrants Issued	Number of Warrants Exchanged	Number of Warrants Outstanding	Exercise Price Original/Repriced	Expiration Term in Years
February 25, 2011 (A)	4,766,666	4,650,000	116,666	$0.60 /$0.10	2.67
May 31, 2011 (A)	1,409,999	963,333	446,666	$0.60/$0.10	2.92
June 27, 2011 (A)	1,875,001	1,833,333	41,668	$0.60/$0.10	3.00
June 27, 2011 (B)	100,000	-	100,000	$1.00	2.00
July 12, 2011 (A)	83,333	83,333	-	$0.60/$0.10	3.00
December 27, 2011 (B)	50,000	-	50,000	$1.00	2.00

(A) Private placement warrants (these warrants are subject to down round full ratchet anti dilution provisions and based on the 2012 private placements at $0.10 per share, the exercise price has been adjusted to $0.10 until such later time as a lower down round offering takes place)
(B) Sponsorship agreement, including put option - see Note 10

Grant Date	Number of Warrants	Exercise Price	Expiration Term in Years
February 25, 2011 (A)	4,766,666	$0.60	3
May 31, 2011 (A)	1,409,999	$0.60	3
June 27, 2011 (A)	1,874,999	$0.60	3
June 27, 2011 (B)	100,000	$1.00	2
July 12, 2011 (A)	83,333	$0.60	3
December 27, 2011 (B)	50,000	$1.00	2

Summary of activity in warrants

	Shares Under Warrants	Weighted Average Exercise Price Original/Repriced
Balance at January 1, 2011	-
Warrants granted	8,284,997	$0.61/$0.10
Warrants exercised	-
Warrants cancelled/expired	-
Balance at December 31, 2011	8,284,997	$0.61/$0.10
Warrants granted	-
Warrants exercised	-
Warrants cancelled/exchanged/expired	(7,529,999)
Balance at June 30, 2012	754,998	$0.61/$0.10

	Shares Under Warrants	Weighted Average Exercise Price
Balance at January 1, 2010	-
Warrants granted	-
Warrants exercised	-
Warrants cancelled/expired	-
Balance at December 31, 2010	-
Warrants granted	8,284,997	$0.61
Warrants exercised	-
Warrants cancelled/expired	-
Balance at December 31, 2011	8,284,997	$0.61

Summary of warrants outstanding and exercisable

Warrants Outstanding and Exercisable
Range of Exercise Price		Warrants Outstanding and Exercisable	Weighted Average Remaining Contractual Life
$0.60	(A)	604,998	2.30
$1.00		150,000	1.66
(A) The exercise price decreased to $0.10 in 2012 upon the closing of certain private placements

Warrants Outstanding and Exercisable
Range of Exercise Price	Warrants Outstanding and Exercisable	Weighted Average Remaining Contractual Life
$ 0.60 (A)	8,134,997	2.30
$ 1.00	150,000	1.66

Assumption used to value warrants using black scholes pricing model
	Grant Date	Number of Warrants Issued/ Outstanding	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
(A)	02/25/11	4,766,666	$0.500	$0.60	3.00	285.20%	0.00%	1.48%
(B)	Remeasurement	116,666	$0.480	$0.10	1.92	184.00%	0.00%	0.51%
(A)	05/31/11	1,409,999	$0.850	$0.60	3.00	208.89%	0.00%	0.79%
(B)	Remeasurement	446,666	$0.480	$0.10	2.17	184.00%	0.00%	0.51%
(A)	06/27/11	1,874,999	$0.670	$0.60	3.00	295.31%	0.00%	0.64%
(B)	Remeasurement	41,668	$0.480	$0.10	2.25	184.00%	0.00%	0.51%
(A)	07/12/11	83,333	$0.700	$0.60	3.00	278.00%	0.00%	0.42%
(B)	Remeasurement	-	$0.480	$0.10	2.33	184.00%	0.00%	0.51%
(C)	06/27/11	100,000	$0.670	$1.00	2.00	213.59%	0.00%	0.41%
(C)	12/23/11	50,000	$0.090	$1.00	2.00	209.00%	0.00%	0.28%

(A) Private placement warrants
(B) Remeasurement required at end of each period because of the down round full ratchet anti dilution provision
(C) Sponsorship agreement, including put option - see Note 10

	Grant Date	Number of Warrants	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
(A)	02/25/11	4,766,666	$0.500	$0.60	3.00	285.20%	0.00%	1.48%
(B)	Remeasurement		$0.105	$0.20	2.33	209.00%	0.00%	0.36%
(A)	05/31/11	1,409,999	$0.850	$0.60	3.00	208.89%	0.00%	0.79%
(B)	Remeasurement		$0.105	$0.20	2.59	209.00%	0.00%	0.36%
(A)	06/27/11	1,874,999	$0.670	$0.60	3.00	295.31%	0.00%	0.64%
(B)	Remeasurement		$0.105	$0.20	2.67	209.00%	0.00%	0.36%
(A)	07/12/11	83,333	$0.700	$0.60	3.00	278.00%	0.00%	0.42%
(B)	Remeasurement		$0.105	$0.20	2.75	209.00%	0.00%	0.36%
(C)	06/27/11	100,000	$0.670	$1.00	2.00	213.59%	0.00%	0.41%
(C)	12/23/11	50,000	$0.090	$1.00	2.00	209.00%	0.00%	0.28%

Options issued to purchase restricted common stock to directors and medical advisory board members

Issued to and Grant Date	Number of Options	Exercise Price	Expiration Term in Years
Dr. Louis Aronne - director - July 14, 2011	250,000	$0.64	10
Dr. Louis Aronne - scientific advisory board - July 14, 2011	500,000	$0.64	10
Dr. Robert Hariri - director - July 26, 2011	250,000	$0.69	10
Dr.Peter Diamandis - director -August 15, 2011	250,000	$0.45	10
Dr.Buzz Aldrin - director -May 24, 2012	250,000	$0.14	10

Grant Date	Number of Options	Exercise Price	Expiration Term in Years
Dr. Louis Aronne - director - July 14, 2011	250,000	$0.64	10
Dr. Louis Aronne - medical advisory board - July 14, 2011	500,000	$0.64	10
Dr. Robert Hariri - director - July 26, 2011	250,000	$0.69	10
Dr.Peter Diamandis - director -August 15, 2011	250,000	$0.45	10

Assumption used to value directors and advisory board option using black scholes option mode

Grant Date	Number of Options	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
07/14/11	750,000	$0.640	$0.64	10.00	287.00%	0.00%	2.98%
07/26/11	250,000	$0.690	$0.69	10.00	285.00%	0.00%	2.99%
08/15/11	250,000	$0.450	$0.45	10.00	284.00%	0.00%	2.29%
05/24/12	250,000	$0.140	$0.45	10.00	187.00%	0.00%	1.77%

Grant Date	Number of Options	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
07/14/11	750,000	$0.640	$0.64	10.00	287.00%	0.00%	2.98%
07/26/11	250,000	$0.690	$0.69	10.00	285.00%	0.00%	2.99%
08/15/11	250,000	$0.450	$0.45	10.00	284.00%	0.00%	2.29%

Summary of stock option activities

	Shares Under Options	Weighted Average Exercise Price
Balance at January 1, 2011	-
Options granted	1,250,000	$0.61
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2011	1,250,000	$0.61
Options granted	250,000	0.14
Options exercised	-
Options cancelled/expired	-
Balance at June 30, 2012	1,500,000	$0.53

	Shares Under Options	Weighted Average Exercise Price
Balance at January 1, 2010	-
Options granted	-
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2010	-
Options granted	1,250,000	$0.61
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2011	1,250,000	$0.61

Summary of option outstanding and exercisable

Options Outstanding			Options Exercisable
Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Range of Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$0.64	750,000	9.04	$0.64	208,333	9.04
$0.69	250,000	9.08	$0.69	83,333	9.08
$0.45	250,000	9.13	$0.45	83,333	9.13
$0.14	250,000	9.92	$0.14	83,333	9.90

Options Outstanding			Options Exercisable
Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Range of Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$ 0.64	750,000	9.53	$0.64	208,333	9.53
$ 0.69	250,000	9.57	$0.69	83,333	9.57
$ 0.45	250,000	9.62	$0.45	83,333	9.62

Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilities
	June 30, 2012	December 31, 2011
Noncurrent assets and liabilities
Intellectual property	$1,000,000	$1,038,000
Net operating loss carryforwards	1,285,000	843,000
	2,285,000	1,881,000
Valuation allowance	(2,285,000)	(1,881,000)
Net deferred tax asset	$-	$-

	December 31,
	2011	2010
Noncurrent assets and liabilities
Intellectual property	$1,038,000	$-
Net operating loss carryforwards	843,000	52,000
	1,881,000	52,000
Valuation allowance	(1,881,000)	(52,000)
Net deferred tax asset	$-	$-

Statutory federal income tax rate and the effective rate are reconcillation
	June 30, 2012	December 31, 2011
Statutory federal income tax rate	34%	34%
State taxes, net of federal tax benefit	5%	5%
Valuation allowance	(39)%	(39)%
Net deferred tax asset	-%	-%

	Year Ended December 31,
	2011	2010
Statutory Federal income tax rate	34%	34%
State taxes, net of Federal tax benefit	5%	5%
Valuation allowance	(39)%	(39)%
Net deferred tax asset	-%	-%

Nature of Organization and Significant Accounting Policies (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of inventory
Raw materials
Work in process
Finished goods		526,284
Total Inventory	$ 436,580	$ 526,284

Nature of Organization and Significant Accounting Policies (Details 1) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended				57 Months Ended	63 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2007	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012	Apr. 09, 2012	Apr. 10, 2007
Nature of Organization and Significant Accounting Policies (Textual)
Revenue	$ 343,889		$ 368,429			$ 99,475				$ 99,475	$ 467,904
Cash	571,840	529,184	571,840	529,184		61,266		145		61,266	571,840	96,000
Net loss	(1,584,857)	(2,549,614)	(2,083,708)	(5,647,906)	(60,185)	(5,597,300)	(16,525)	(39,308)	(17,928)	(5,731,246)	(7,814,954)
Working capital deficit										665,605
Current liabilities	194,753		194,753			1,460,499	53,946			1,460,499	194,753	1,000,000
Maturity period to be considered as cash equivalent			Three months or less
Advertising and promotional cost incurred			1,000							244,075	359,489
Depreciation			452	105		276	0			276	728
Share based compensation expenses recognized			$ 380,666	$ 1,600,933		$ 2,550,595
Aggregate number of potentially dilutive warrants and options outstanding	2,254,998		2,254,998			9,534,997				9,534,997	2,254,998
Minimum [Member]
Nature of Organization and Significant Accounting Policies (Textual)
Property and equipment, estimated useful life			4 years
Minimum [Member] | Office Equipment [Member]
Nature of Organization and Significant Accounting Policies (Textual)
Property and equipment, estimated useful life			5 years
Maximum [Member]
Nature of Organization and Significant Accounting Policies (Textual)
Property and equipment, estimated useful life			7 years
Maximum [Member] | Office Equipment [Member]
Nature of Organization and Significant Accounting Policies (Textual)
Property and equipment, estimated useful life			7 years

Private Placements of Restricted Common Stock (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Apr. 10, 2007
Summary of proceeds from private placements
Shares		22,184,997		22,184,997		8,334,997		8,334,997	22,184,997
Proceeds from private placement of common stock	$ 100,000	$ 600,000	$ 1,025,000	$ 1,725,000	$ 2,412,756	$ 2,480,500		$ 2,480,500	$ 4,205,500
Related Warrant Liability		258,891		258,891		665,938		665,938	258,891	4,838,690
February 25, 2011 [Member]
Summary of proceeds from private placements
Shares		4,766,666		4,766,666		4,766,666		4,766,666	4,766,666
Proceeds from private placement of common stock				1,430,000	1,430,000	1,430,000
Related Warrant Liability		49,583		49,583		381,401		381,401	49,583	2,350,251
May 31, 2011 [Member]
Summary of proceeds from private placements
Shares		1,409,999		1,409,999		1,409,999		1,409,999	1,409,999
Proceeds from private placement of common stock				423,000	423,000	423,000
Related Warrant Liability		191,307		191,307		118,141		118,141	191,307	1,186,859
June 27, 2011 [Member]
Summary of proceeds from private placements
Shares		1,874,999		1,874,999		1,874,999		1,874,999	1,874,999
Proceeds from private placement of common stock				562,500	562,500	562,500
Related Warrant Liability		18,001		18,001		159,234		159,234	18,001	1,243,838
July 12, 2011 [Member]
Summary of proceeds from private placements
Shares		83,333		83,333		83,333		83,333	83,333
Proceeds from private placement of common stock				25,000	25,000	25,000
Related Warrant Liability						7,162		7,162		57,742
December 2, 2011 [Member]
Summary of proceeds from private placements
Shares		200,000		200,000		200,000		200,000	200,000
Proceeds from private placement of common stock				40,000	40,000	40,000
Related Warrant Liability
February 10, 2012 [Member]
Summary of proceeds from private placements
Shares		3,250,000		3,250,000					3,250,000
Proceeds from private placement of common stock				325,000
Related Warrant Liability
February 14, 2012 [Member]
Summary of proceeds from private placements
Shares		4,000,000		4,000,000					4,000,000
Proceeds from private placement of common stock				400,000
Related Warrant Liability
March 7, 2012 [Member]
Summary of proceeds from private placements
Shares		1,000,000		1,000,000					1,000,000
Proceeds from private placement of common stock				100,000
Related Warrant Liability
March 15, 2012 [Member]
Summary of proceeds from private placements
Shares		1,750,000		1,750,000					1,750,000
Proceeds from private placement of common stock				175,000
Related Warrant Liability
March 22, 2012 [Member]
Summary of proceeds from private placements
Shares		250,000		250,000					250,000
Proceeds from private placement of common stock				25,000
Related Warrant Liability
April 9, 2012 [Member]
Summary of proceeds from private placements
Shares		1,000,000		1,000,000					1,000,000
Proceeds from private placement of common stock				100,000
Related Warrant Liability
April 24, 2012 [Member]
Summary of proceeds from private placements
Shares		200,000		200,000					200,000
Proceeds from private placement of common stock
Related Warrant Liability
June 28, 2012 [Member]
Summary of proceeds from private placements
Shares		2,400,000		2,400,000					2,400,000
Proceeds from private placement of common stock				600,000
Related Warrant Liability

Private Placements of Restricted Common Stock (Details Textual) (USD $)	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2012	Feb. 28, 2010	Jun. 30, 2012	Mar. 31, 2012	Jul. 12, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Jun. 27, 2012	Dec. 31, 2007 Private Placement [Member]	Jul. 12, 2011 Private Placement [Member]	Apr. 30, 2007 Founder [Member]	Jun. 30, 2012 December 2, 2011 [Member]	Jun. 30, 2011 December 2, 2011 [Member]	Dec. 31, 2011 December 2, 2011 [Member]
Private Placements of Restricted Common Stock (Textual)
Number of common stock sold to founders													21,000,000		28,000,000
Proceeds from private placement of common stock	$ 100,000		$ 600,000	$ 1,025,000		$ 1,725,000	$ 2,412,756	$ 2,480,500		$ 2,480,500	$ 4,205,500					$ 40,000	$ 40,000	$ 40,000
Cash proceeds													$ 75,000		$ 5,000
Stockholders' equity , stock split		14 shares for 1 basis											1 to 14		1 to 14
Number of purchased shares of common stock to certain investors												1,506,004		8,134,997
Common stock and warrants, share issued					8,134,997	7,529,999					7,529,999
Expected Term					3 years
Exercise price of warrants					$ 0.6	$ 0.1		$ 0.2
Warrant exercise price due to the triggering of a down round full ratchet anti dilution provision					$ 0.1			$ 0.2
Description for warrants to be redeemable					The warrants are redeemable by the Company in the event the Company''''s common stock exceeds $3.00 for twenty of thirty trading days.
Shares issued through private placement										200,000
Exercise price of the financing instrument for anti-dilution protection of warrants						Less than the $0.60 exercise price
Subscription agreement period								10 months
Closing date of private placement								Feb 10, 2012		Feb 10, 2012
Purchase price per share								$ 0.1		$ 0.1
Additional shares issued to the investor as a result of the price protection provision						200,000
Restricted common stock share issued in private placement	100,000		2,400,000	10,250,000
Shares issued in exchange for warrants, shares						1,506,004
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period						7,529,999

Advances, Accounts Payable and Accrued Expenses - Related Parties (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advances, Accounts Payable and Accrued Expenses Related Parties (Textual)
Advance from former officer/director		$ 132,934	$ 45,911	$ 45,911
Accrued salaries		87,023
Accounts payable and accrued expenses - related parties	$ 45,911	$ 132,934	$ 45,911

Notes and Loans Payable (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	57 Months Ended	63 Months Ended					6 Months Ended	63 Months Ended							6 Months Ended			1 Months Ended	63 Months Ended
	Nov. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 28, 2012	Nov. 29, 2011	Dec. 31, 2010	May 20, 2010	Jun. 30, 2012 Director [Member]	Jun. 30, 2012 Director [Member]	Jun. 28, 2012 Director [Member]	Jan. 31, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Nov. 29, 2011 Director [Member]	Oct. 31, 2011 Director [Member]	Sep. 29, 2011 Director [Member]	Jun. 30, 2012 Chief Executive Officer [Member]	Jul. 15, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Nov. 30, 2011 Convertible Notes Payable [Member]	Jun. 30, 2012 Convertible Notes Payable [Member]	Jun. 28, 2012 Convertible Notes Payable [Member]	Nov. 29, 2011 Convertible Notes Payable [Member]
Notes Payable (Textual)
Convertible notes payable						$ 400,000	$ 400,000		$ 400,000	$ 400,000								$ 150,000
Number of individuals																								2
Notes payable bearing interest												5.00%	3.00%	3.00%			3.00%										18.00%
Notes payable due date													Oct 29, 2011											May 29, 2012
Conversion price of notes convertible into common stock															$ 0.2											$ 0.2	$ 0.2
Notes payable - directors						80,000	80,000
Advance to company																				60,000
Advance direct payment to a vendor																19,500	10,000		10,000
Loans payable	60,000					60,000	60,000															65,000	5,000
Loan repaid period				July 2012																	February 2012
Accrued interest of notes payable																										41,800
Notes payable amount converted on to common stock shares														507,306											2,209,000
Principal, accrued interest on loans and advances of notes payable															101,461											760,566
Advances of notes payable															1,961
Shares issued in connection with debt, (Shares)	400,000
Shares issued in connection with debt	60,000					60,000
Price per share										$ 0.15
Unamortized balances						49,451	49,451
Term at which shares amortized				Over the 6 month term of the notes
Amortization of deferred financing costs		35,451	482,335	69,451		10,549	10,549	80,000
Note payable		7,500		7,500		7,500	7,500	7,500			7,500	7,500
Repayment of accounts receivable												7,500
Accrued interest payable		$ 701		$ 701		$ 982	$ 982	$ 701			$ 230

Capital Stock (Details)	1 Months Ended
	Feb. 28, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 12, 2010
Capital Stock (Textual)
Preferred stock, shares authorized		25,000,000	25,000,000	25,000,000	25,000,000
Common stock, shares authorized		300,000,000	300,000,000	300,000,000	300,000,000
Stock outstanding before shares stock splits					3,500,000
Stockholders' equity , stock split	14 shares for 1 basis
Shares issued					49,000,000
Shares outstanding					49,000,000

Warrants and Options (Details) (USD $)	57 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Jun. 30, 2012 Warrant [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] Original [Member]	Jun. 30, 2012 Warrant [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] February 25, 2011 [Member]	Dec. 31, 2011 Warrant [Member] February 25, 2011 [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] February 25, 2011 [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] May 31, 2011 [Member]	Dec. 31, 2011 Warrant [Member] May 31, 2011 [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] May 31, 2011 [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 (C) [Member]	Dec. 31, 2011 Warrant [Member] July 12, 2011 [Member]	Dec. 31, 2011 Warrant [Member] July 12, 2011 [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] July 12, 2011 [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] December 27, 2011 [Member]
Summary of warrants issued to private placement stockholders and consultants
Number of Options/Warrants, Granted			8,284,997							4,766,666			1,409,999			1,875,001			100,000	83,333			50,000
Number of Warrants Exchanged										4,650,000			963,333			1,833,333				83,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		754,998	8,284,997							116,666			446,666			41,668			100,000				50,000
Exercise Price	$ 0.2		$ 0.61			$ 0.1	$ 0.61	$ 0.1	$ 0.1	$ 0.6	$ 0.6	$ 0.1	$ 0.6	$ 0.6	$ 0.1	$ 0.6	$ 0.6	$ 0.1	$ 1	$ 0.6	$ 0.6	$ 0.1	$ 1
Expiration Term in Years										2 years 8 months 1 day			2 years 11 months 1 day			3 years			2 years	3 years			2 years

Warrants and Options (Details 1) (USD $)	6 Months Ended	57 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Jun. 30, 2012 Warrant [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] Original [Member]	Jun. 30, 2012 Warrant [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] Repriced [Member]
Summary of activity in warrants
Beginning Balance, Shares Under Options			8,284,997
Number of Options/Warrants, Granted				8,284,997
Options exercised, Share Under Options
Options cancelled/expired, Shares Under Options	7,529,999		7,529,999
Ending Balance, Shares Under Options			754,998	8,284,997
Beginning Balance, Weighted Average Exercise Price			$ 0.61			$ 0.61		$ 0.1
Warrants/Options granted, Weighted Average Exercise Price		$ 0.2		$ 0.61		$ 0.1	$ 0.61	$ 0.1	$ 0.1
Ending Balance, Weighted Average Exercise Price				$ 0.61		$ 0.61	$ 0.61	$ 0.1	$ 0.1

Warrants and Options (Details 2) (Warrant [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Range one [Member]
Summary of warrants outstanding and exercisable
Range of Exercise Price	$ 0.6	$ 0.6
Warrants Outstanding and Exercisable	604,998	8,134,997
Weighted Average Remaining Contractual Life	2 years 3 months 18 days	2 years 3 months 18 days
Range two [Member]
Summary of warrants outstanding and exercisable
Range of Exercise Price	$ 1	$ 1
Warrants Outstanding and Exercisable	150,000	150,000
Weighted Average Remaining Contractual Life	1 year 7 months 28 days	1 year 7 months 28 days

Warrants and Options (Details 3) (USD $)	3 Months Ended	57 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jul. 12, 2011	Dec. 31, 2011	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2011 Warrant [Member] February 25, 2011 [Member]	Jun. 30, 2012 Warrant [Member] February 25, 2011 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Warrant [Member] February 25, 2011 [Member] Scenario, Previously Reported [Member]	Jun. 30, 2012 Warrant [Member] February 25, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] February 25, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] May 31, 2011 [Member]	Jun. 30, 2012 Warrant [Member] May 31, 2011 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Warrant [Member] May 31, 2011 [Member] Scenario, Previously Reported [Member]	Jun. 30, 2012 Warrant [Member] May 31, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] May 31, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 [Member]	Jun. 30, 2012 Warrant [Member] June 27, 2011 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 [Member] Scenario, Previously Reported [Member]	Jun. 30, 2012 Warrant [Member] June 27, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] July 12, 2011 [Member]	Jun. 30, 2012 Warrant [Member] July 12, 2011 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Warrant [Member] July 12, 2011 [Member] Scenario, Previously Reported [Member]	Jun. 30, 2012 Warrant [Member] July 12, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] July 12, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 (C) [Member]	Jun. 30, 2012 Warrant [Member] June 27, 2011 (C) [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 (C) [Member] Scenario, Previously Reported [Member]	Jun. 30, 2012 Warrant [Member] December 23, 2011 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Warrant [Member] December 23, 2011 [Member] Scenario, Previously Reported [Member]
Assumption used to value warrants using black scholes pricing model
Number of Options/Warrants, Granted				8,284,997		4,766,666	4,766,666	4,766,666	116,666		1,409,999	1,409,999	1,409,999	446,666		1,875,001	1,874,999	1,874,999	41,668		83,333	83,333	83,333			100,000	100,000	100,000	50,000	50,000
Stock Price on Measurement Date							$ 0.5	$ 0.5	$ 0.48	$ 0.105		$ 0.85	$ 0.85	$ 0.48	$ 0.105		$ 0.67	$ 0.67	$ 0.48	$ 0.105		$ 0.7	$ 0.7	$ 0.48	$ 0.105		$ 0.67	$ 0.67	$ 0.09	$ 0.09
Exercise Price		$ 0.2		$ 0.61		$ 0.6	$ 0.6	$ 0.6	$ 0.1	$ 0.2	$ 0.6	$ 0.6	$ 0.6	$ 0.1	$ 0.2	$ 0.6	$ 0.6	$ 0.6	$ 0.1	$ 0.2	$ 0.6	$ 0.6	$ 0.6	$ 0.1	$ 0.2	$ 1	$ 1	$ 1	$ 1	$ 1
Expected Term	3 years						3 years	3 years	1 year 11 months 12 days	2 years 3 months 29 days		3 years	3 years	2 years 2 months 12 days	2 years 7 months 2 days		3 years	3 years	2 years 3 months	2 years 8 months 12 days		3 years	3 years	2 years 3 months 28 days	2 years 9 months		2 years	2 years	2 years	2 years
Expected Volatility							285.20%	285.20%	184.00%	209.00%		208.89%	208.89%	184.00%	209.00%		295.31%	295.31%	184.00%	209.00%		278.00%	278.00%	184.00%	209.00%		213.59%	213.59%	209.00%	209.00%
Dividend Yield							0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Risk Free Rate							1.48%	1.48%	0.51%	0.36%		0.79%	0.79%	0.51%	0.36%		0.64%	0.64%	0.51%	0.36%		0.42%	0.42%	0.51%	0.36%		0.41%	0.41%	0.28%	0.28%

Warrants and Options (Details 4) (USD $)	3 Months Ended	57 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jul. 12, 2011	Dec. 31, 2011	Jun. 30, 2012 Dr. Louis Aronne - director [Member]	Dec. 31, 2011 Dr. Louis Aronne - director [Member]	Jun. 30, 2012 Dr. Louis Aronne - scientific advisory board [Member]	Jun. 30, 2012 Dr. Robert Hariri - director [Member]	Dec. 31, 2011 Dr. Robert Hariri - director [Member]	Jun. 30, 2012 Dr. Peter Diamandis - director [Member]	Dec. 31, 2011 Dr. Peter Diamandis - director [Member]	Jun. 30, 2012 Dr.Buzz Aldrin - director [Member]	Dec. 31, 2011 Dr. Louis Aronne - medical advisory board [Member]
Options issued to purchase restricted common stock to directors and medical advisory board members
Number of Options/Warrants, Granted			250,000	250,000	500,000	250,000	250,000	250,000	250,000	250,000	500,000
Exercise Price		$ 0.2	$ 0.64	$ 0.64	$ 0.64	$ 0.69	$ 0.69	$ 0.45	$ 0.45	$ 0.14	$ 0.64
Expected Term	3 years		10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years

Warrants and Options (Details 5) (USD $)	3 Months Ended	57 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jul. 12, 2011	Dec. 31, 2011	Jun. 30, 2012 07/14/11 [Member]	Dec. 31, 2011 07/14/11 [Member]	Jun. 30, 2012 07/26/11 [Member]	Dec. 31, 2011 07/26/11 [Member]	Jun. 30, 2012 08/15/11 [Member]	Dec. 31, 2011 08/15/11 [Member]	Jun. 30, 2012 05/24/12 [Member]
Assumption used to value directors and advisory board option using black scholes option mode
Number of Options/Warrants, Granted			750,000	750,000	250,000	250,000	250,000	250,000	250,000
Stock Price on Measurement Date			$ 0.64	$ 0.64	$ 0.69	$ 0.69	$ 0.45	$ 0.45	$ 0.14
Exercise Price		$ 0.2	$ 0.64	$ 0.64	$ 0.69	$ 0.69	$ 0.45	$ 0.45	$ 0.45
Expected Term	3 years		10 years	10 years	10 years	10 years	10 years	10 years	10 years
Expected Volatility			287.00%	287.00%	285.00%	285.00%	284.00%	284.00%	187.00%
Dividend Yield			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk Free Rate			2.98%	2.98%	2.99%	2.99%	2.29%	2.29%	1.77%

Warrants and Options (Details 6) (USD $)	6 Months Ended	57 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]
Summary of stock option activities
Beginning Balance, Shares Under Options			1,250,000
Number of Options/Warrants, Granted			250,000	1,250,000
Options exercised, Share Under Options
Options cancelled/expired, Shares Under Options	7,529,999
Ending Balance, Shares Under Options			1,500,000	1,250,000
Beginning Balance, Weighted Average Exercise Price			$ 0.61
Warrants/Options granted, Weighted Average Exercise Price		$ 0.2	$ 0.14	$ 0.61
Ending Balance, Weighted Average Exercise Price			$ 0.53	$ 0.61

Warrants and Options (Details 7)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of option outstanding and exercisable
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 25 days	2 years
$ 0.64 [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	0.64	0.64
Options/Warrants Outstanding	750,000	750,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 4 months 24 days	9 years 6 months 11 days
Options exercisable, Range of Exercise Price	0.64	0.64
Options Exercisable, Options Exercisable	208,333	208,333
Options Exercisable, Weighted Average Remaining Contractual Life	9 years 4 months 24 days	9 years 6 months 11 days
$ 0.69 [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	0.69	0.69
Options/Warrants Outstanding	250,000	250,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 6 months 18 days	9 years 6 months 25 days
Options exercisable, Range of Exercise Price	0.69	0.69
Options Exercisable, Options Exercisable	83,333	83,333
Options Exercisable, Weighted Average Remaining Contractual Life	9 years 6 months 18 days	9 years 6 months 25 days
$ 0.45 [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	0.45	0.45
Options/Warrants Outstanding	250,000	250,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 1 month 16 days	9 years 7 months 13 days
Options exercisable, Range of Exercise Price	0.45	0.45
Options Exercisable, Options Exercisable	83,333	83,333
Options Exercisable, Weighted Average Remaining Contractual Life	9 years 1 month 16 days	9 years 7 months 13 days
$ 0.14 [Member]
Summary of option outstanding and exercisable
Options Outstanding, Range of Exercise Price	0.14
Options/Warrants Outstanding	250,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 11 months 12 days
Options exercisable, Range of Exercise Price	0.14
Options Exercisable, Options Exercisable	83,333
Options Exercisable, Weighted Average Remaining Contractual Life	9 years 10 months 24 days

Warrants and Options (Details Textual) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended	57 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jul. 12, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Jun. 30, 2012 Warrant [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] Original [Member]	Jun. 30, 2012 Warrant [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] Repriced [Member]	Jun. 30, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2011 Restricted Stock [Member]
Warrants and options (Textual)
Number of Options/Warrants, Granted						8,284,997						250,000	1,250,000		1,250,000
Exercise Price				$ 0.2		$ 0.61		$ 0.1	$ 0.61	$ 0.1	$ 0.1	$ 0.14	$ 0.61
Warrant issued for purchase of restricted common stock	1,250,000		8,284,999
Warrant issued to private placement investors			8,134,999	200,000
Number of warrants exchanged		7,529,999
Shares issued in exchange for warrants, shares		1,506,004
Options outstanding, Weighted average remaining contractual life		9 years 25 days	2 years
Options, Intrinsic value		$ 81,250
Unvested cost of options		$ 420,850	$ 567,500	$ 567,500
Decrease in exercise price			$ 0.2

Intellectual Property Purchase Agreement (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Feb. 28, 2011 MYO-T12 [Member]	Dec. 31, 2011 MYO-T12 [Member]	Dec. 31, 2011 MYO-T12 [Member]	Feb. 25, 2011 MYO-T12 [Member]
Intellectual Property Purchase Agreement (Textual)
Aggregate consideration paid for acquisition						$ 4,662,000
Purchase price for the assets						1,150,000
Cash paid for acquisition						450,000
Issuance of promissory note		350,000				700,000
Number of shares issued as part of purchase price			7,024,000
Aggregate fair value of share issued as a part of the purchase price						3,512,000
Voting interest common stock, diluted						12.00%
Unpaid principal balance						700,000
First installment, promissory note						350,000
Second installment, promissory note						350,000
Number of installments of promissory note			2
Number of days of first installment, accrued interest			180 days
Unpaid balance of the note				350,000	350,000
Accrued interest on the note					10,771
Interest accruing interest rate on promissory note			3.00%
Impairment charges				2,662,000
Intellectual property asset				$ 2,000,000	$ 2,000,000

Income Taxes (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets and liabilities
Intellectual property	$ 1,000,000	$ 1,038,000
Net operating loss carryforwards	1,285,000	843,000	52,000
Deferred Tax Assets, Gross, Noncurrent	2,285,000	1,881,000	52,000
Valuation allowance	(2,285,000)	(1,881,000)	(52,000)
Net deferred tax asset

Income Taxes (Details 1)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2010	Jun. 30, 2012	Dec. 31, 2011
Statutory federal income tax rate and the effective rate reconcillation
Statutory federal income tax rate	34.00%	34.00%	34.00%
State taxes, net of federal tax benefit	5.00%	5.00%	5.00%
Valuation allowance	(39.00%)	(39.00%)	(39.00%)
Net deferred tax asset

Income Taxes (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Taxes (Textual)
Increase in valuation allowance of deferred tax assets	$ 404,000	$ 1,829,000
Operating loss carryforward	3,212,000	2,162,000
Expiration period of operating loss carryforward	Expire in various periods through 2031
Condition for limitation on use of operating loss carryovers	One or more 5% shareholders (shareholders owning 5% or more of the Company''''s outstanding capital stock)
Increment in shareholders ownership	More than 50
Uncertain tax position	$ 0
Percentage of outstanding capital stock owned by shareholders	5.00%
Percentage point increase in stock ownership	50.00%

Commitments, Contingencies and Other Comments (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended		1 Months Ended	12 Months Ended			6 Months Ended	1 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended		1 Months Ended
	Jul. 31, 2012	Mar. 31, 2012	Jul. 12, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 12, 2010	Jul. 31, 2011 Dr. Louis Aronne - scientific advisory board [Member]	Jun. 30, 2012 Dr. Louis Aronne - scientific advisory board [Member]	Jul. 14, 2011 Dr. Louis Aronne - scientific advisory board [Member]	Jul. 31, 2011 Dr. Robert Hariri - director [Member]	Jun. 30, 2012 Dr. Robert Hariri - director [Member]	Dec. 31, 2011 Dr. Robert Hariri - director [Member]	Jul. 26, 2011 Dr. Robert Hariri - director [Member]	Aug. 31, 2011 Dr. Peter Diamandis - director [Member]	Jun. 30, 2012 Dr. Peter Diamandis - director [Member]	Dec. 31, 2011 Dr. Peter Diamandis - director [Member]	Aug. 15, 2011 Dr. Peter Diamandis - director [Member]	Jun. 30, 2012 Dr.Buzz Aldrin - director [Member]	Jun. 30, 2012 Distribution Agreement [Member]	Feb. 28, 2011 J.B. Bernstein [Member]	Dec. 31, 2011 J.B. Bernstein [Member]	Dec. 31, 2011 Carlon Colker MD, FACN [Member]	Feb. 25, 2011 Carlon Colker MD, FACN [Member]	Jun. 30, 2012 Peter A. Levy [Member]	Jun. 30, 2011 Sponsorship Agreement [Member]	Dec. 31, 2011 Sponsorship Agreement [Member]	Jun. 27, 2011 Sponsorship Agreement [Member]	Jul. 31, 2011 Investor Relations Consulting Agreement [Member]	Jul. 31, 2011 Investor Advisory Agreement [Member]	Jun. 30, 2012 Director and Advisory Board Agreements [Member]	Dec. 31, 2011 Director and Advisory Board Agreements [Member]	Jun. 30, 2012 Director and Advisory Board Agreements [Member] Minimum [Member]	Jun. 30, 2012 Director and Advisory Board Agreements [Member] Maximum [Member]	Jul. 31, 2011 Director and Advisory Board Agreements [Member] Dr. Louis Aronne - scientific advisory board [Member]	Jul. 14, 2011 Director and Advisory Board Agreements [Member] Dr. Louis Aronne - scientific advisory board [Member]
Commitments, contingencies and other comments (Textual)
Proceeds from future purchase																				$ 195,301
Term of distribution agreement																				The term of the Distribution Agreement is one year, with an effective date for exclusivity beginning on September 29, 2012. In the event MHP achieves certain sales targets for MYO-T12, the exclusivity provisions of the Distribution Agreement will be extended for an additional one or two years.
Number of Options/Warrants, Granted									500,000			250,000	250,000			250,000	250,000		250,000						500,000
Term of employment agreement																					6 months	4 years	3 years		2 years	1 year			6 months	6 months
Consulting fees																					5,000								250,000
Annual base salary																						213,600	60,000		200,000	150,000
Annual cash bonus percentage of base salary																						50.00%	50.00%
Renew agreement on same base salary for period																						1 year	1 year		2 years
Shares transferred to Mr. Bernstein upon commencement of employment																						3,000,000
Period of vested options expire termination																									12 months
Period for base salary from date of termination																									6 months
Period for benefits from date of termination																									12 months
Period for vested options condition from date of termination																									3 months
One-time signing bonus of full-time basis employee																						20,000			40,000
Term for notice of non renwal prior to the expiration date																						90 days	90 days		60 days
Annual Base Salary After Agreement Renew																							150,000
Employee entitled to receive base salary of number of months incase of termination or death																						12 months	12 months
Royalties rate, per unit sold																										$ 0.5
Number of additional months thereafter																										12 months
Common stock, shares authorized				300,000,000	300,000,000	300,000,000	300,000,000																				150,000
Common stock, shares issued				87,566,307	66,813,997	49,000,000																		300,000			100,000				750,000
Common stock, shares outstanding				87,566,307	66,813,997	49,000,000																					50,000
Number of warrants term																										2 years
Exercise price of warrants			$ 0.6	$ 0.1	$ 0.2																					$ 1
Trading price of common stock on principal trading market, per share																										$ 2
Exchange for each share of common stock underlying the unexercised portion of the Warrants																										$ 1
Warrants, shares issued																											50,000	100,000
Warrants issued upon execution of the agreement, value																											48,050	88,600
Number of months for trading price of common stock on principal trading market																										2 years
Restricted common stock shares issued, par value																																	$ 0.09	$ 0.45
Compensation shares of restricted common stock vesting										100,000				100,000				100,000	100,000																	500,000
Compensation shares of common stock option to purchase										250,000				250,000				250,000	250,000																	500,000
Compensation common stock at an exercise price										$ 0.64				$ 0.69				$ 0.45	$ 0.14																	$ 0.64
Common stock vesting, Years								10 years			10 years				10 years				10 years
Common stock exercise vesting								Over a period of 3 years			Over a period of 3 years				Over a period of 3 years				Over a period of 3 years
Number of shares vested																															423,611	374,999
Number of shares non-vested																															1,076,389	875,001
Weighted average exercise price, per share																															$ 0.53	$ 0.66
Options outstanding, Weighted average remaining contractual life				9 years 25 days	2 years																										9 years 2 months 15 days
Vesting terms range																																	3 years	4 years
Term of advisory board agreement								5 years
Cash compensation provided by the agreement																										150,000
Per Installment Amount For Cash Cmpensation																										50,000
Number of annual installments of restricted common stock purchase											5				5				5							3									5
Options granted to acquire shares of restricted common stock																															250,000	1,250,000
Restricted common stock issued, Value	$ 4,995,000	$ 1,025,000																												$ 266,000	$ 382,025	$ 690,193
Restricted common stock issued, Shares	19,980,000	10,250,000																												400,000	2,680,000	2,055,000

Subsequent Event (Details) (USD $)	1 Months Ended	3 Months Ended				6 Months Ended
	Jul. 31, 2012	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Peter A. Levy [Member]	Dec. 31, 2011 Peter A. Levy [Member]
Subsequent event (Textual)
Common stock, shares issued			87,566,307	66,813,997	49,000,000		500,000
Renew agreement on same base salary for period						2 years
Auto renewal period of agreement						2 years
Term for notice of non renwal prior to the expiration date						60 days
Period for receiving certain benefits in case of termination by death						6 months
One-time signing bonus of full-time basis employee						$ 40,000
Period for base salary from date of termination						6 months
Period for receiving certain benefits in case of disability						12 months
Period for vested options condition from date of termination						3 months
Restricted common stock issued, Shares	19,980,000	10,250,000
Restricted common stock issued, Value	$ 4,995,000	$ 1,025,000